                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21261
                                      ------------------------------------------

                                 Rydex ETF Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
--------------------------------------------------------------------------------
(Address of principal executive offices)                            (Zip code)

                                Carl Verboncoeur

                                 Rydex ETF Trust

                         9601 Blackwell Road, Suite 500

                            Rockville, Maryland 20850
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100
                                                    ------------------
Date of fiscal year end: October 31, 2007
                         --------------------

Date of reporting period: July 31, 2007
                          -------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)                                July 31, 2007

--------------------------------------------------------------------------------



                                                                       MARKET
                                                       SHARES           VALUE
-----------------------------------------------------------------------------

COMMON STOCKS 99.6%
  AEROSPACE & DEFENSE 2.4%
  Boeing Co. .....................................     51,069      $5,282,067
  General Dynamics Corp. .........................     62,584       4,916,599
  Goodrich Corp. .................................     86,404       5,435,675
  Honeywell International, Inc. ..................     86,268       4,961,273
  L-3 Communications Holdings, Inc. ..............     51,309       5,005,706
  Lockheed Martin Corp. ..........................     51,906       5,111,703
  Northrop Grumman Corp. .........................     65,300       4,969,330
  Precision Castparts Corp. ......................     42,237       5,789,003
  Raytheon Co. ...................................     89,367       4,947,357
  Rockwell Collins, Inc. .........................     70,453       4,840,121
  United Technologies Corp. ......................     70,335       5,132,345
                                                               --------------
TOTAL AEROSPACE & DEFENSE                                          56,391,179
                                                               --------------

  AIR FREIGHT & LOGISTICS 0.6%
  C.H. Robinson Worldwide, Inc. ..................     92,560       4,503,044
  FedEx Corp. ....................................     45,280       5,014,307
  United Parcel Service, Inc. -- Class B..........     68,151       5,160,394
                                                               --------------
TOTAL AIR FREIGHT & LOGISTICS                                      14,677,745
                                                               --------------

  AIRLINES 0.2%
  Southwest Airlines Co. .........................    345,658       5,413,004
                                                               --------------
TOTAL AIRLINES                                                      5,413,004
                                                               --------------

  AUTO COMPONENTS 0.4%
  Goodyear Tire & Rubber Co.*.....................    142,891       4,103,830
  Johnson Controls, Inc. .........................     44,495       5,034,609
                                                               --------------
TOTAL AUTO COMPONENTS                                               9,138,439
                                                               --------------

  AUTOMOBILES 0.6%
  Ford Motor Co.*.................................    580,696       4,941,723
  General Motors Corp. ...........................    147,292       4,772,261
  Harley-Davidson, Inc. ..........................     82,000       4,700,240
                                                               --------------
TOTAL AUTOMOBILES                                                  14,414,224
                                                               --------------

  BEVERAGES 1.6%
  Anheuser-Busch Cos., Inc. ......................     95,258       4,645,733
  Brown-Forman Corp. -- Class B...................     69,395       4,610,604
  Coca-Cola Co....................................     97,354       5,073,117
  Coca-Cola Enterprises, Inc. ....................    221,951       5,029,409
  Constellation Brands, Inc. -- Class A*..........    210,310       4,612,098
  Molson Coors Brewing Co. -- Class B.............     54,834       4,876,936
  Pepsi Bottling Group, Inc. .....................    148,293       4,961,884
  PepsiCo, Inc. ..................................     74,852       4,911,788
                                                               --------------
TOTAL BEVERAGES                                                    38,721,569
                                                               --------------

  BIOTECHNOLOGY 1.0%
  Amgen, Inc.*....................................     85,850       4,613,579
  Biogen Idec, Inc.*..............................     98,550       5,572,017
  Celgene Corp.*..................................     83,352       5,047,797
  Genzyme Corp.*..................................     75,673       4,772,696
  Gilead Sciences, Inc.*..........................    123,588       4,601,181
                                                               --------------
TOTAL BIOTECHNOLOGY                                                24,607,270
                                                               --------------

  BUILDING PRODUCTS 0.4%
  American Standard Cos., Inc. ...................     84,383       4,560,901
  Masco Corp. ....................................    171,144       4,656,828
                                                               --------------
TOTAL BUILDING PRODUCTS                                             9,217,729
                                                               --------------

  CAPITAL MARKETS 3.2%
  American Capital Strategies Ltd. ...............    105,030       3,987,989
  Ameriprise Financial, Inc. .....................     76,785       4,627,832
  Bank of New York Mellon Corp. ..................    118,444       5,039,792

See Notes to Financial Statements.

2



RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                       MARKET
                                                       SHARES           VALUE
-----------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Bear Stearns Cos., Inc. ........................     33,481      $4,058,567
  Charles Schwab Corp. ...........................    232,080       4,671,770
  E*Trade Financial Corp.*........................    205,634       3,808,342
  Federated Investors, Inc. -- Class B............    128,753       4,636,396
  Franklin Resources, Inc. .......................     38,072       4,849,231
  Goldman Sachs Group, Inc. ......................     22,204       4,181,901
  Janus Capital Group, Inc. ......................    180,315       5,420,269
  Legg Mason, Inc. ...............................     50,562       4,550,580
  Lehman Brothers Holdings, Inc. .................     63,602       3,943,324
  Merrill Lynch & Co., Inc. ......................     55,513       4,119,065
  Morgan Stanley..................................     56,766       3,625,644
  Northern Trust Corp. ...........................     77,428       4,836,153
  State Street Corp. .............................     72,790       4,879,114
  T. Rowe Price Group, Inc. ......................     95,264       4,966,112
                                                               --------------
TOTAL CAPITAL MARKETS                                              76,202,081
                                                               --------------

  CHEMICALS 2.8%
  Air Products & Chemicals, Inc. .................     61,558       5,316,765
  Ashland, Inc. ..................................     80,441       4,911,727
  Dow Chemical Co.................................    112,036       4,871,325
  Du Pont (E.I.) de Nemours & Co. ................     97,783       4,569,400
  Eastman Chemical Co. ...........................     77,844       5,357,224
  Ecolab, Inc. ...................................    115,134       4,848,293
  Hercules, Inc.*.................................    260,146       5,400,631
  International Flavors & Fragrances, Inc. .......     96,805       4,850,899
  Monsanto Co. ...................................     76,641       4,939,512
  PPG Industries, Inc. ...........................     66,991       5,109,404
  Praxair, Inc. ..................................     70,097       5,370,832
  Rohm & Haas Co. ................................     92,637       5,235,843
  Sigma-Aldrich Corp. ............................    117,773       5,337,472
                                                               --------------
TOTAL CHEMICALS                                                    66,119,327
                                                               --------------

  COMMERCIAL BANKS 3.6%
  BB&T Corp. .....................................    120,584       4,512,253
  Comerica, Inc. .................................     81,306       4,281,574
  Commerce Bancorp, Inc. .........................    150,188       5,023,789
  Compass Bancshares, Inc. .......................     72,879       5,049,057
  Fifth Third Bancorp.............................    117,951       4,351,212
  First Horizon National Corp. ...................    130,025       4,124,393
  Huntington Bancshares, Inc. ....................    225,284       4,325,453
  KeyCorp.........................................    140,178       4,862,775
  M&T Bank Corp. .................................     46,333       4,924,735
  Marshall & Ilsley Corp. ........................    103,822       4,278,505
  National City Corp. ............................    148,816       4,373,702
  PNC Financial Services Group, Inc. .............     68,151       4,542,264
  Regions Financial Corp. ........................    147,170       4,425,402
  SunTrust Banks, Inc. ...........................     56,353       4,412,440
  Synovus Financial Corp. ........................    157,793       4,411,892
  U.S. Bancorp....................................    148,275       4,440,836
  Wachovia Corp. .................................     93,594       4,418,573
  Wells Fargo & Co. ..............................    139,728       4,718,614
  Zions Bancorp...................................     62,465       4,656,766
                                                               --------------
TOTAL COMMERCIAL BANKS                                             86,134,235
                                                               --------------

  COMMERCIAL SERVICES & SUPPLIES 1.8%
  Allied Waste Industries, Inc.*..................    365,654       4,705,967
  Avery Dennison Corp. ...........................     75,678       4,642,088
  Cintas Corp. ...................................    125,891       4,602,575
  Equifax, Inc. ..................................    113,845       4,606,169
  Monster Worldwide, Inc.*........................    112,561       4,377,497
  Pitney Bowes, Inc. .............................    109,771       5,060,443
  R.R. Donnelley & Sons Co. ......................    116,123       4,907,358

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                       MARKET
                                                       SHARES           VALUE
-----------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Robert Half International, Inc. ................    142,142      $4,831,407
  Waste Management, Inc. .........................    128,425       4,884,003
                                                               --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                               42,617,507
                                                               --------------

  COMMUNICATIONS EQUIPMENT 2.0%
  Avaya, Inc.*....................................    294,644       4,873,412
  Ciena Corp.*....................................    145,682       5,321,763
  Cisco Systems, Inc.*............................    187,327       5,415,624
  Corning, Inc.*..................................    191,465       4,564,526
  JDS Uniphase Corp.*.............................    366,549       5,252,647
  Juniper Networks, Inc.*.........................    199,584       5,979,537
  Motorola, Inc. .................................    276,344       4,695,084
  QUALCOMM, Inc. .................................    118,377       4,930,402
  Tellabs, Inc.*..................................    466,904       5,299,360
                                                               --------------
TOTAL COMMUNICATIONS EQUIPMENT                                     46,332,355
                                                               --------------

  COMPUTERS & PERIPHERALS 2.3%
  Apple, Inc.*....................................     40,494       5,335,489
  Dell, Inc.*.....................................    181,411       5,074,066
  EMC Corp.*......................................    292,689       5,417,673
  Hewlett-Packard Co. ............................    110,323       5,078,168
  International Business Machines Corp. ..........     48,604       5,378,032
  Lexmark International, Inc. -- Class A*.........     98,673       3,901,530
  NCR Corp.*......................................     95,480       4,985,966
  Network Appliance, Inc.*........................    160,314       4,543,299
  QLogic Corp.*...................................    296,441       3,939,701
  SanDisk Corp.*..................................    111,592       5,984,679
  Sun Microsystems, Inc.*.........................    996,950       5,084,445
                                                               --------------
TOTAL COMPUTERS & PERIPHERALS                                      54,723,048
                                                               --------------

  CONSTRUCTION & ENGINEERING 0.2%
  Fluor Corp. ....................................     46,470       5,367,750
                                                               --------------
TOTAL CONSTRUCTION & ENGINEERING                                    5,367,750
                                                               --------------

  CONSTRUCTION MATERIALS 0.2%
  Vulcan Materials Co. ...........................     41,878       4,008,562
                                                               --------------
TOTAL CONSTRUCTION MATERIALS                                        4,008,562
                                                               --------------

  CONSUMER FINANCE 0.7%
  American Express Co. ...........................     79,717       4,666,633
  Capital One Financial Corp. ....................     62,395       4,415,070
  Discover Financial Services*....................    168,410       3,881,851
  SLM Corp. ......................................     88,661       4,359,461
                                                               --------------
TOTAL CONSUMER FINANCE                                             17,323,015
                                                               --------------

  CONTAINERS & PACKAGING 1.0%
  Ball Corp. .....................................     92,130       4,723,505
  Bemis Co., Inc. ................................    151,373       4,460,963
  Pactiv Corp.*...................................    155,995       4,931,002
  Sealed Air Corp. ...............................    160,125       4,363,406
  Temple-Inland, Inc. ............................     80,417       4,674,640
                                                               --------------
TOTAL CONTAINERS & PACKAGING                                       23,153,516
                                                               --------------

  DISTRIBUTORS 0.2%
  Genuine Parts Co. ..............................    100,862       4,799,014
                                                               --------------
TOTAL DISTRIBUTORS                                                  4,799,014
                                                               --------------

  DIVERSIFIED CONSUMER SERVICES 0.5%
  Apollo Group, Inc. -- Class A*..................    103,409       6,112,506
  H&R Block, Inc. ................................    217,527       4,339,664
                                                               --------------
TOTAL DIVERSIFIED CONSUMER SERVICES                                10,452,170
                                                               --------------

  DIVERSIFIED FINANCIAL SERVICES 1.1%
  Bank of America Corp. ..........................    100,834       4,781,548
  CIT Group, Inc. ................................     86,524       3,563,058
  Citigroup, Inc. ................................     93,624       4,360,070
  CME Group, Inc. ................................      9,065       5,008,413
  JPMorgan Chase & Co. ...........................     99,619       4,384,232
  Moody's Corp. ..................................     74,805       4,024,509
                                                               --------------
TOTAL DIVERSIFIED FINANCIAL SERVICES                               26,121,830
                                                               --------------

See Notes to Financial Statements.

4



RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                       MARKET
                                                       SHARES           VALUE
-----------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  DIVERSIFIED TELECOMMUNICATION SERVICES 1.4%
  AT&T, Inc. .....................................    124,020      $4,856,623
  CenturyTel, Inc. ...............................    102,378       4,696,079
  Citizens Communications Co. ....................    333,423       4,811,294
  Embarq Corp. ...................................     80,005       4,943,509
  Qwest Communications International, Inc.*.......    524,819       4,476,706
  Verizon Communications, Inc. ...................    116,466       4,963,781
  Windstream Corp. ...............................    342,785       4,716,721
                                                               --------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                       33,464,713
                                                               --------------

  ELECTRIC UTILITIES 2.6%
  Allegheny Energy, Inc.*.........................     96,168       5,022,855
  American Electric Power Co., Inc. ..............    109,879       4,778,638
  Duke Energy Corp. ..............................    268,114       4,565,981
  Edison International............................     90,256       4,773,640
  Entergy Corp. ..................................     45,214       4,519,591
  Exelon Corp. ...................................     68,094       4,776,794
  FirstEnergy Corp. ..............................     76,152       4,626,234
  FPL Group, Inc. ................................     82,753       4,777,331
  Integrys Energy Group, Inc. ....................     94,709       4,687,148
  Pinnacle West Capital Corp. ....................    114,603       4,295,320
  PPL Corp. ......................................    109,351       5,154,806
  Progress Energy, Inc. ..........................    106,260       4,639,312
  Southern Co. ...................................    142,162       4,782,330
                                                               --------------
TOTAL ELECTRIC UTILITIES                                           61,399,980
                                                               --------------

  ELECTRICAL EQUIPMENT 0.6%
  Cooper Industries Ltd., -- Class A..............     88,811       4,699,878
  Emerson Electric Co. ...........................    103,761       4,884,030
  Rockwell Automation, Inc. ......................     72,357       5,064,267
                                                               --------------
TOTAL ELECTRICAL EQUIPMENT                                         14,648,175
                                                               --------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.3%
  Agilent Technologies, Inc.*.....................    129,896       4,955,532
  Jabil Circuit, Inc. ............................    249,000       5,609,970
  Molex, Inc. ....................................    160,953       4,561,408
  Solectron Corp.*................................  1,332,233       5,009,196
  Tektronix, Inc. ................................    158,809       5,216,876
  Tyco Electronics Ltd.*..........................    125,257       4,486,706
                                                               --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                           29,839,688
                                                               --------------

  ENERGY EQUIPMENT & SERVICES 2.6%
  Baker Hughes, Inc. .............................     57,933       4,579,604
  BJ Services Co. ................................    171,750       4,491,262
  ENSCO International, Inc. ......................     80,903       4,940,746
  Halliburton Co. ................................    139,180       5,013,264
  Nabors Industries Ltd.*.........................    144,929       4,237,724
  National-Oilwell Varco, Inc.*...................     47,495       5,704,624
  Noble Corp. ....................................     53,113       5,441,958
  Rowan Cos., Inc. ...............................    124,626       5,257,971
  Schlumberger Ltd. ..............................     59,633       5,648,438
  Smith International, Inc. ......................     84,673       5,199,769
  Transocean, Inc.*...............................     49,355       5,303,195
  Weatherford International Ltd.*.................     89,364       4,944,510
                                                               --------------
TOTAL ENERGY EQUIPMENT & SERVICES                                  60,763,065
                                                               --------------

  FOOD & STAPLES RETAILING 1.8%
  Costco Wholesale Corp. .........................     89,924       5,377,455
  CVS Caremark Corp. .............................    134,315       4,726,545
  Kroger Co. .....................................    164,987       4,283,063
  Safeway, Inc. ..................................    146,927       4,682,563
  SUPERVALU, Inc. ................................    106,407       4,433,980
  Sysco Corp. ....................................    153,613       4,897,182
  Wal-Mart Stores, Inc. ..........................    102,518       4,710,702
  Walgreen Co. ...................................    113,774       5,026,535
  Whole Foods Market, Inc. .......................    127,444       4,720,526
                                                               --------------
TOTAL FOOD & STAPLES RETAILING                                     42,858,551
                                                               --------------

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                       MARKET
                                                       SHARES           VALUE
-----------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  FOOD PRODUCTS 2.6%
  Archer-Daniels-Midland Co. .....................    145,870      $4,901,232
  Campbell Soup Co. ..............................    127,104       4,681,240
  ConAgra Foods, Inc. ............................    194,877       4,940,132
  Dean Foods Co. .................................    159,777       4,596,784
  General Mills, Inc. ............................     84,576       4,704,117
  H.J. Heinz Co. .................................    106,019       4,639,391
  Hershey Co......................................     98,968       4,562,425
  Kellogg Co. ....................................     96,585       5,004,069
  Kraft Foods, Inc. -- Class A....................    142,909       4,680,270
  McCormick & Co, Inc. ...........................    133,524       4,561,180
  Sara Lee Corp. .................................    281,722       4,465,294
  Tyson Foods, Inc. -- Class A....................    227,390       4,843,407
  Wm. Wrigley Jr. Co. ............................     89,578       5,166,859
                                                               --------------
TOTAL FOOD PRODUCTS                                                61,746,400
                                                               --------------

  GAS UTILITIES 0.4%
  Nicor, Inc. ....................................    112,034       4,415,260
  Questar Corp. ..................................     91,487       4,710,666
                                                               --------------
TOTAL GAS UTILITIES                                                 9,125,926
                                                               --------------

  HEALTH CARE EQUIPMENT & SUPPLIES 2.4%
  Bausch & Lomb, Inc. ............................     72,954       4,663,949
  Baxter International, Inc. .....................     88,134       4,635,848
  Becton Dickinson & Co. .........................     66,056       5,044,036
  Boston Scientific Corp.*........................    307,397       4,042,271
  C.R. Bard, Inc. ................................     59,375       4,659,156
  Covidien Ltd.*..................................    114,997       4,709,127
  Hospira, Inc.*..................................    128,080       4,952,854
  Medtronic, Inc. ................................     96,996       4,914,787
  St Jude Medical, Inc.*..........................    116,762       5,037,113
  Stryker Corp. ..................................     76,878       4,799,494
  Varian Medical Systems, Inc.*...................    123,549       5,040,799
  Zimmer Holdings, Inc.*..........................     58,856       4,576,643
                                                               --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                             57,076,077
                                                               --------------

  HEALTH CARE PROVIDERS & SERVICES 3.3%
  Aetna, Inc. ....................................     99,704       4,792,771
  AmerisourceBergen Corp. ........................     99,757       4,699,552
  Cardinal Health, Inc. ..........................     71,827       4,721,189
  CIGNA Corp. ....................................     92,757       4,789,971
  Coventry Health Care, Inc.*.....................     83,373       4,653,047
  Express Scripts, Inc.*..........................    100,056       5,015,807
  Humana, Inc.*...................................     82,648       5,296,910
  Laboratory Corp. of America Holdings*...........     63,605       4,697,229
  Manor Care, Inc. ...............................     77,122       4,885,679
  McKesson Corp. .................................     82,602       4,771,092
  Medco Health Solutions, Inc.*...................     63,097       5,127,893
  Patterson Cos., Inc.*...........................    136,961       4,912,791
  Quest Diagnostics, Inc. ........................     98,533       5,465,626
  Tenet Healthcare Corp.*.........................    753,477       3,903,011
  UnitedHealth Group, Inc. .......................     95,348       4,617,704
  WellPoint, Inc.*................................     62,108       4,665,553
                                                               --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                             77,015,825
                                                               --------------

  HEALTH CARE TECHNOLOGY 0.2%
  IMS Health, Inc. ...............................    155,321       4,369,180
                                                               --------------
TOTAL HEALTH CARE TECHNOLOGY                                        4,369,180
                                                               --------------

  HOTELS, RESTAURANTS & LEISURE 2.4%
  Carnival Corp. .................................    101,891       4,514,790
  Darden Restaurants, Inc. .......................    107,462       4,574,657
  Harrah's Entertainment, Inc. ...................     59,384       5,029,231
  Hilton Hotels Corp. ............................    143,094       6,326,186

See Notes to Financial Statements.

6



RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                       MARKET
                                                       SHARES           VALUE
-----------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  International Game Technology...................    128,830      $4,550,276
  Marriott International, Inc. -- Class A.........    108,001       4,487,442
  McDonald's Corp. ...............................     96,435       4,616,343
  Starbucks Corp.*................................    182,214       4,861,470
  Starwood Hotels & Resorts Worldwide, Inc. ......     70,716       4,452,279
  Wendy's International, Inc. ....................    126,767       4,440,648
  Wyndham Worldwide Corp.*........................    134,465       4,524,747
  Yum! Brands, Inc. ..............................    147,930       4,739,677
                                                               --------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                57,117,746
                                                               --------------

  HOUSEHOLD DURABLES 2.4%
  Black & Decker Corp. ...........................     56,912       4,926,872
  Centex Corp. ...................................    114,421       4,269,048
  D.R. Horton, Inc. ..............................    235,151       3,837,664
  Fortune Brands, Inc. ...........................     62,944       5,117,347
  Harman International Industries, Inc. ..........     43,167       5,007,372
  KB HOME.........................................    114,724       3,649,370
  Leggett & Platt, Inc. ..........................    213,631       4,428,571
  Lennar Corp. -- Class A.........................    119,284       3,657,247
  Newell Rubbermaid, Inc. ........................    172,083       4,551,595
  Pulte Homes, Inc. ..............................    200,909       3,885,580
  Snap-On, Inc. ..................................     94,361       4,937,911
  Stanley Works...................................     82,393       4,558,805
  Whirlpool Corp. ................................     44,543       4,548,286
                                                               --------------
TOTAL HOUSEHOLD DURABLES                                           57,375,668
                                                               --------------

  HOUSEHOLD PRODUCTS 0.8%
  Clorox Co. .....................................     78,053       4,719,084
  Colgate-Palmolive Co. ..........................     75,911       5,010,126
  Kimberly-Clark Corp. ...........................     72,329       4,865,572
  Procter & Gamble Co. ...........................     81,068       5,014,867
                                                               --------------
TOTAL HOUSEHOLD PRODUCTS                                           19,609,649
                                                               --------------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.8%
  AES Corp.*......................................    228,639       4,492,756
  Constellation Energy Group, Inc. ...............     55,893       4,683,833
  Dynegy, Inc. -- Class A*........................    526,391       4,690,144
  TXU Corp. ......................................     74,475       4,859,494
                                                               --------------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS                 18,726,227
                                                               --------------

  INDUSTRIAL CONGLOMERATES 0.8%
  3M Co. .........................................     57,319       5,096,805
  General Electric Co. ...........................    133,164       5,161,437
  Textron, Inc. ..................................     45,803       5,170,701
  Tyco International Ltd. ........................     92,493       4,373,994
                                                               --------------
TOTAL INDUSTRIAL CONGLOMERATES                                     19,802,937
                                                               --------------

  INSURANCE 4.6%
  ACE Ltd. .......................................     81,161       4,684,613
  AFLAC, Inc. ....................................     95,588       4,982,047
  Allstate Corp. .................................     82,268       4,372,544
  Ambac Financial Group, Inc. ....................     57,252       3,844,472
  American International Group, Inc. .............     69,855       4,483,294
  Aon Corp. ......................................    119,120       4,769,565
  Assurant, Inc. .................................     85,470       4,335,038
  Chubb Corp. ....................................     93,364       4,706,479
  Cincinnati Financial Corp. .....................    111,548       4,372,682
  Genworth Financial, Inc. -- Class A.............    139,851       4,268,252
  Hartford Financial Services Group, Inc. ........     49,570       4,553,996
  Lincoln National Corp. .........................     69,345       4,182,890
  Loews Corp. ....................................     95,328       4,518,547
  Marsh & McLennan Cos., Inc. ....................    161,141       4,439,435
  MBIA, Inc. .....................................     77,769       4,362,841
  MetLife, Inc. ..................................     75,772       4,562,990
  Principal Financial Group, Inc. ................     83,807       4,725,877

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                       MARKET
                                                       SHARES           VALUE
-----------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Progressive Corp. ..............................    207,777      $4,359,161
  Prudential Financial, Inc. .....................     49,572       4,393,566
  SAFECO Corp. ...................................     80,581       4,711,571
  Torchmark Corp. ................................     73,244       4,507,436
  Travelers Cos., Inc.............................     93,374       4,741,532
  Unum Group .....................................    191,837       4,661,639
  XL Capital Ltd. -- Class A......................     60,741       4,729,294
                                                               --------------
TOTAL INSURANCE                                                   108,269,761
                                                               --------------

  INTERNET & CATALOG RETAIL 0.4%
  Amazon.com, Inc.*...............................     69,102       5,427,271
  IAC/ InterActiveCorp*...........................    146,028       4,196,845
                                                               --------------
TOTAL INTERNET & CATALOG RETAIL                                     9,624,116
                                                               --------------

  INTERNET SOFTWARE & SERVICES 1.0%
  Akamai Technologies, Inc.*......................     99,182       3,368,221
  eBay, Inc.*.....................................    158,134       5,123,542
  Google, Inc. -- Class A*........................     10,015       5,107,650
  VeriSign, Inc.*.................................    170,663       5,066,984
  Yahoo!, Inc.*...................................    184,567       4,291,183
                                                               --------------
TOTAL INTERNET SOFTWARE & SERVICES                                 22,957,580
                                                               --------------

  IT SERVICES 2.4%
  Affiliated Computer Services, Inc. -- Class A*..     85,537       4,589,915
  Automatic Data Processing, Inc. ................    102,348       4,750,994
  Cognizant Technology Solutions Corp. -- Class
     A*...........................................     63,549       5,146,198
  Computer Sciences Corp.*........................     91,559       5,098,005
  Convergys Corp.*................................    204,039       3,886,943
  Electronic Data Systems Corp. ..................    181,112       4,888,213
  Fidelity National Information Services, Inc. ...     92,978       4,614,498
  First Data Corp. ...............................    155,593       4,946,302
  Fiserv, Inc.*...................................     86,216       4,260,795
  Paychex, Inc. ..................................    125,221       5,181,645
  Unisys Corp.*...................................    613,877       4,966,265
  Western Union Co. ..............................    218,151       4,352,112
                                                               --------------
TOTAL IT SERVICES                                                  56,681,885
                                                               --------------

  LEISURE EQUIPMENT & PRODUCTS 0.7%
  Brunswick Corp. ................................    148,892       4,163,020
  Eastman Kodak Co. ..............................    170,488       4,304,822
  Hasbro, Inc. ...................................    159,409       4,466,640
  Mattel, Inc. ...................................    193,825       4,440,531
                                                               --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                 17,375,013
                                                               --------------

  LIFE SCIENCES TOOLS & SERVICES 1.1%
  Applera Corp. -- Applied Biosystems Group.......    173,918       5,429,720
  Millipore Corp.*................................     66,437       5,222,613
  PerkinElmer, Inc. ..............................    187,452       5,216,789
  Thermo Electron Corp.*..........................     94,844       4,951,805
  Waters Corp.*...................................     83,129       4,843,095
                                                               --------------
TOTAL LIFE SCIENCES TOOLS & SERVICES                               25,664,022
                                                               --------------

  MACHINERY 2.7%
  Caterpillar, Inc. ..............................     62,128       4,895,686
  Cummins, Inc. ..................................     51,638       6,129,431
  Danaher Corp. ..................................     68,192       5,092,578
  Deere & Co. ....................................     41,291       4,972,262
  Dover Corp. ....................................     94,472       4,818,072
  Eaton Corp. ....................................     53,562       5,205,155
  Illinois Tool Works, Inc. ......................     91,632       5,044,342
  Ingersoll-Rand Co., Ltd. -- Class A.............     96,526       4,857,188
  ITT Corp. ......................................     72,212       4,540,691
  PACCAR, Inc. ...................................     55,735       4,560,238
  Pall Corp. .....................................    107,424       4,460,244

See Notes to Financial Statements.

8


RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                       MARKET
                                                       SHARES           VALUE
-----------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Parker-Hannifin Corp. ..........................     50,510      $4,984,327
  Terex Corp.*....................................     59,316       5,116,005
                                                               --------------
TOTAL MACHINERY                                                    64,676,219
                                                               --------------

  MEDIA 3.4%
  CBS Corp. -- Class B............................    152,023       4,822,170
  Clear Channel Communications, Inc. .............    131,765       4,862,128
  Comcast Corp. -- Class A*.......................    180,830       4,750,404
  DIRECTV Group, Inc.*............................    216,123       4,843,316
  Dow Jones & Co., Inc. ..........................     83,675       4,801,272
  E.W. Scripps Co. -- Class A.....................    110,506       4,527,431
  Gannett Co., Inc. ..............................     87,581       4,370,292
  Interpublic Group of Cos., Inc.*................    440,461       4,620,436
  McGraw-Hill Cos., Inc. .........................     71,586       4,330,953
  Meredith Corp. .................................     81,667       4,613,369
  New York Times Co. -- Class A...................    194,760       4,452,214
  News Corp. -- Class A...........................    225,849       4,769,931
  Omnicom Group, Inc. ............................     96,416       5,001,098
  Time Warner, Inc. ..............................    241,558       4,652,407
  Tribune Co. ....................................    166,941       4,667,670
  Viacom, Inc. -- Class B*........................    116,668       4,468,384
  Walt Disney Co. ................................    146,802       4,844,466
                                                               --------------
TOTAL MEDIA                                                        79,397,941
                                                               --------------

  METALS & MINING 1.2%
  Alcoa, Inc. ....................................    122,275       4,670,905
  Allegheny Technologies, Inc. ...................     45,636       4,788,586
  Freeport-McMoRan Copper & Gold, Inc. -- Class
     B............................................     60,038       5,642,371
  Newmont Mining Corp. (Holding Co.)..............    125,788       5,251,649
  Nucor Corp. ....................................     79,744       4,003,149
  United States Steel Corp. ......................     40,418       3,972,685
                                                               --------------
TOTAL METALS & MINING                                              28,329,345
                                                               --------------

  MULTI-UTILITIES 2.6%
  Ameren Corp. ...................................     99,657       4,781,543
  CenterPoint Energy, Inc. .......................    280,568       4,623,761
  CMS Energy Corp. ...............................    284,658       4,600,073
  Consolidated Edison, Inc. ......................    107,148       4,680,224
  Dominion Resources, Inc. .......................     58,954       4,965,106
  DTE Energy Co. .................................     98,292       4,558,783
  KeySpan Corp. ..................................    120,984       5,026,885
  NiSource, Inc. .................................    236,041       4,501,302
  PG&E Corp. .....................................    107,954       4,621,511
  Public Service Enterprise Group, Inc. ..........     56,981       4,908,913
  Sempra Energy...................................     84,573       4,458,688
  TECO Energy, Inc. ..............................    295,405       4,767,837
  Xcel Energy, Inc. ..............................    230,560       4,680,368
                                                               --------------
TOTAL MULTI-UTILITIES                                              61,174,994
                                                               --------------

  MULTILINE RETAIL 1.7%
  Big Lots, Inc.*.................................    166,258       4,299,432
  Dillard's, Inc. -- Class A......................    144,079       4,306,521
  Family Dollar Stores, Inc. .....................    144,518       4,280,623
  Federated Department Stores, Inc. ..............    128,139       4,621,974
  J.C. Penney Holding Co., Inc. ..................     66,383       4,516,699
  Kohl's Corp.*...................................     70,063       4,259,831
  Nordstrom, Inc. ................................     94,107       4,477,611
  Sears Holdings Corp.*...........................     28,935       3,958,019
  Target Corp. ...................................     78,972       4,783,334
                                                               --------------
TOTAL MULTILINE RETAIL                                             39,504,044
                                                               --------------

  OFFICE ELECTRONICS 0.2%
  Xerox Corp.*....................................    266,885       4,659,812
                                                               --------------
TOTAL OFFICE ELECTRONICS                                            4,659,812
                                                               --------------

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                       MARKET
                                                       SHARES           VALUE
-----------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  OIL, GAS & CONSUMABLE FUELS 4.0%
  Anadarko Petroleum Corp. .......................     94,924      $4,777,525
  Apache Corp. ...................................     57,749       4,668,429
  Chesapeake Energy Corp. ........................    136,802       4,656,740
  Chevron Corp. ..................................     60,761       5,180,483
  ConocoPhillips..................................     63,378       5,123,478
  CONSOL Energy, Inc. ............................    105,091       4,377,040
  Devon Energy Corp. .............................     61,724       4,605,228
  El Paso Corp. ..................................    296,770       4,941,220
  EOG Resources, Inc. ............................     63,168       4,428,077
  Exxon Mobil Corp. ..............................     59,078       5,029,310
  Hess Corp. .....................................     82,895       5,073,174
  Marathon Oil Corp. .............................     77,302       4,267,070
  Murphy Oil Corp. ...............................     84,052       5,214,586
  Occidental Petroleum Corp. .....................     85,540       4,851,829
  Peabody Energy Corp. ...........................     95,965       4,055,481
  Spectra Energy Corp. ...........................    192,340       4,898,900
  Sunoco, Inc. ...................................     59,849       3,993,125
  Valero Energy Corp. ............................     66,056       4,426,413
  Williams Cos., Inc. ............................    159,553       5,145,584
  XTO Energy, Inc. ...............................     80,177       4,372,052
                                                               --------------
TOTAL OIL, GAS & CONSUMABLE FUELS                                  94,085,744
                                                               --------------

  PAPER & FOREST PRODUCTS 0.6%
  International Paper Co. ........................    133,446       4,946,843
  MeadWestvaco Corp. .............................    142,673       4,642,580
  Weyerhaeuser Co. ...............................     61,288       4,366,157
                                                               --------------
TOTAL PAPER & FOREST PRODUCTS                                      13,955,580
                                                               --------------

  PERSONAL PRODUCTS 0.4%
  Avon Products, Inc. ............................    130,763       4,708,776
  Estee Lauder Cos., Inc. -- Class A..............    108,768       4,896,735
                                                               --------------
TOTAL PERSONAL PRODUCTS                                             9,605,511
                                                               --------------

  PHARMACEUTICALS 2.7%
  Abbott Laboratories.............................     92,540       4,690,853
  Allergan, Inc. .................................     85,210       4,953,257
  Barr Pharmaceuticals, Inc.*.....................     95,715       4,902,522
  Bristol-Myers Squibb Co. .......................    166,847       4,740,123
  Eli Lilly & Co. ................................     87,484       4,732,010
  Forest Laboratories, Inc.*......................    105,240       4,230,648
  Johnson & Johnson...............................     80,539       4,872,609
  King Pharmaceuticals, Inc.*.....................    237,039       4,032,033
  Merck & Co., Inc. ..............................     98,851       4,907,952
  Mylan Laboratories, Inc. .......................    271,817       4,357,227
  Pfizer, Inc. ...................................    190,929       4,488,741
  Schering-Plough Corp. ..........................    162,972       4,651,221
  Watson Pharmaceuticals, Inc.*...................    158,226       4,813,235
  Wyeth...........................................     87,104       4,226,286
                                                               --------------
TOTAL PHARMACEUTICALS                                              64,598,717
                                                               --------------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 2.6%
  Apartment Investment & Management Co. -- Class
     A............................................     98,073       4,143,584
  Archstone-Smith Trust...........................     85,033       4,881,745
  AvalonBay Communities, Inc. ....................     39,136       4,225,514
  Boston Properties, Inc. ........................     46,303       4,375,171
  Developers Diversified Realty Corp. ............     89,533       4,297,584
  Equity Residential Properties Trust.............    107,075       4,262,656
  General Growth Properties, Inc. ................     94,194       4,519,428
  Host Hotels & Resorts, Inc. ....................    209,595       4,426,646
  Kimco Realty Corp. .............................    117,801       4,397,511
  Plum Creek Timber Co., Inc. ....................    121,033       4,703,342
  ProLogis........................................     81,640       4,645,316
  Public Storage, Inc. ...........................     60,846       4,264,696

See Notes to Financial Statements.

10


RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                       MARKET
                                                       SHARES           VALUE
-----------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Simon Property Group, Inc. .....................     50,799      $4,395,638
  Vornado Realty Trust............................     43,542       4,660,300
                                                               --------------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                        62,199,131
                                                               --------------

  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.2%
  CB Richard Ellis Group, Inc. -- Class A*........    130,115       4,543,616
                                                               --------------
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT                          4,543,616
                                                               --------------

  ROAD & RAIL 1.1%
  Burlington Northern Santa Fe Corp. .............     56,262       4,621,361
  CSX Corp. ......................................    111,230       5,273,414
  Norfolk Southern Corp. .........................     89,706       4,824,389
  Ryder System, Inc. .............................     95,665       5,201,306
  Union Pacific Corp. ............................     41,828       4,983,388
                                                               --------------
TOTAL ROAD & RAIL                                                  24,903,858
                                                               --------------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.8%
  Advanced Micro Devices, Inc.*...................    370,610       5,018,060
  Altera Corp. ...................................    222,025       5,150,980
  Analog Devices, Inc. ...........................    134,104       4,753,987
  Applied Materials, Inc. ........................    255,632       5,634,129
  Broadcom Corp. -- Class A*......................    162,968       5,346,980
  Intel Corp. ....................................    211,137       4,987,056
  KLA-Tencor Corp. ...............................     90,614       5,145,969
  Linear Technology Corp. ........................    138,723       4,945,475
  LSI Logic Corp.*................................    612,132       4,407,350
  Maxim Integrated Products, Inc. ................    155,008       4,913,754
  MEMC Electronic Materials, Inc.*................     85,197       5,224,280
  Micron Technology, Inc.*........................    404,970       4,806,994
  National Semiconductor Corp. ...................    176,549       4,588,509
  Novellus Systems, Inc.*.........................    166,481       4,748,038
  NVIDIA Corp.*...................................    129,529       5,927,247
  Teradyne, Inc.*.................................    291,754       4,577,620
  Texas Instruments, Inc. ........................    137,496       4,838,484
  Xilinx, Inc. ...................................    183,319       4,582,975
                                                               --------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                     89,597,887
                                                               --------------

  SOFTWARE 2.4%
  Adobe Systems, Inc.*............................    118,083       4,757,564
  Autodesk, Inc.*.................................    112,290       4,757,727
  BMC Software, Inc.*.............................    156,786       4,502,894
  CA, Inc. .......................................    196,265       4,922,326
  Citrix Systems, Inc.*...........................    147,285       5,327,299
  Compuware Corp.*................................    427,751       3,990,917
  Electronic Arts, Inc.*..........................    102,338       4,977,720
  Intuit, Inc.*...................................    170,334       4,878,366
  Microsoft Corp. ................................    165,288       4,791,699
  Novell, Inc.*...................................    636,954       4,273,961
  Oracle Corp.*...................................    255,022       4,876,021
  Symantec Corp.*.................................    256,674       4,928,141
                                                               --------------
TOTAL SOFTWARE                                                     56,984,635
                                                               --------------

  SPECIALTY RETAIL 3.2%
  Abercrombie & Fitch Co. -- Class A..............     64,419       4,502,888
  AutoNation, Inc.*...............................    223,613       4,355,981
  AutoZone, Inc.*.................................     36,662       4,649,108
  Bed Bath & Beyond, Inc.*........................    132,800       4,600,192
  Best Buy Co., Inc. .............................    105,190       4,690,422
  Circuit City Stores, Inc. ......................    301,127       3,583,411
  Gap, Inc. ......................................    265,713       4,570,264
  Home Depot, Inc. ...............................    132,270       4,916,476
  Limited Brands, Inc. ...........................    193,394       4,670,465
  Lowe's Cos., Inc. ..............................    159,940       4,479,920
  Office Depot, Inc.*.............................    145,073       3,621,022
  OfficeMax, Inc. ................................    120,974       3,977,625
  RadioShack Corp. ...............................    148,855       3,740,726
  Sherwin-Williams Co. ...........................     73,891       5,149,464

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                       MARKET
                                                       SHARES           VALUE
-----------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Staples, Inc. ..................................    201,704      $4,643,226
  Tiffany & Co. ..................................    102,178       4,930,089
  TJX Cos., Inc. .................................    175,559       4,871,762
                                                               --------------
TOTAL SPECIALTY RETAIL                                             75,953,041
                                                               --------------

  TEXTILES, APPAREL & LUXURY GOODS 1.2%
  Coach, Inc.*....................................    103,196       4,691,290
  Jones Apparel Group, Inc. ......................    174,775       4,362,384
  Liz Claiborne, Inc. ............................    136,939       4,812,036
  Nike, Inc. -- Class B...........................     94,659       5,343,501
  Polo Ralph Lauren Corp. ........................     53,131       4,747,255
  V.F. Corp. .....................................     53,951       4,628,456
                                                               --------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                             28,584,922
                                                               --------------

  THRIFTS & MORTGAGE FINANCE 1.2%
  Countrywide Financial Corp. ....................    133,526       3,761,427
  Federal Home Loan Mortgage Corp. ...............     76,997       4,409,618
  Federal National Mortgage Association...........     73,661       4,407,874
  Hudson City Bancorp, Inc. ......................    392,726       4,799,112
  MGIC Investment Corp. ..........................     81,131       3,136,525
  Sovereign Bancorp, Inc. ........................    222,716       4,262,784
  Washington Mutual, Inc. ........................    117,026       4,391,986
                                                               --------------
TOTAL THRIFTS & MORTGAGE FINANCE                                   29,169,326
                                                               --------------

  TOBACCO 0.6%
  Altria Group, Inc. .............................     71,440       4,748,617
  Reynolds American, Inc. ........................     80,724       4,937,887
  UST, Inc. ......................................     95,661       5,122,646
                                                               --------------
TOTAL TOBACCO                                                      14,809,150
                                                               --------------

  TRADING COMPANIES & DISTRIBUTORS 0.2%
  W.W. Grainger, Inc. ............................     56,255       4,914,437
                                                               --------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                              4,914,437
                                                               --------------

  WIRELESS TELECOMMUNICATION SERVICES 0.4%
  ALLTEL Corp. ...................................     74,541       4,915,979
  Sprint Nextel Corp. ............................    226,887       4,657,990
                                                               --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                           9,573,969
                                                               --------------
TOTAL COMMON STOCKS
  (Cost $2,267,768,159)                                         2,362,669,632
                                                               --------------

SHORT TERM INVESTMENTS 0.2%
  SSgA Prime Money Market Fund....................  4,713,512       4,713,512
TOTAL SHORT TERM INVESTMENTS
  (Cost $4,713,512)                                                 4,713,512
                                                               --------------
TOTAL INVESTMENTS 99.8%
  (Cost $2,272,481,671)                                         2,367,383,144
                                                               --------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%(A)                        947,345
                                                               --------------
NET ASSETS--100.0%                                             $2,368,330,489



--------------------------------------------------------------------------------
* Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.



See Notes to Financial Statements.

12



RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited)                                July 31, 2007

--------------------------------------------------------------------------------



                                                                     MARKET
                                                       SHARES         VALUE
---------------------------------------------------------------------------

COMMON STOCKS 99.4%
  AEROSPACE & DEFENSE 2.5%
  Boeing Co. .....................................     75,745    $7,834,305
  United Technologies Corp. ......................     95,665     6,980,675
                                                               ------------
TOTAL AEROSPACE & DEFENSE                                        14,814,980
                                                               ------------

  AIR FREIGHT & LOGISTICS 0.8%
  United Parcel Service, Inc. --
     Class B......................................     64,592     4,890,906
                                                               ------------
TOTAL AIR FREIGHT & LOGISTICS                                     4,890,906
                                                               ------------

  BEVERAGES 3.6%
  Coca-Cola Co. ..................................    222,207    11,579,207
  PepsiCo, Inc. ..................................    156,691    10,282,063
                                                               ------------
TOTAL BEVERAGES                                                  21,861,270
                                                               ------------

  BIOTECHNOLOGY 1.5%
  Amgen, Inc.*....................................    111,545     5,994,429
  Genentech, Inc.*................................     44,785     3,331,108
                                                               ------------
TOTAL BIOTECHNOLOGY                                               9,325,537
                                                               ------------

  CAPITAL MARKETS 3.2%
  Goldman Sachs Group, Inc. ......................     35,745     6,732,213
  Merrill Lynch & Co., Inc. ......................     83,515     6,196,813
  Morgan Stanley..................................    101,379     6,475,077
                                                               ------------
TOTAL CAPITAL MARKETS                                            19,404,103
                                                               ------------

  COMMERCIAL BANKS 3.2%
  Wachovia Corp. .................................    184,062     8,689,567
  Wells Fargo & Co. ..............................    322,973    10,906,798
                                                               ------------
TOTAL COMMERCIAL BANKS                                           19,596,365
                                                               ------------

  COMMUNICATIONS EQUIPMENT 3.9%
  Cisco Systems, Inc.*............................    585,553    16,928,337
  QUALCOMM, Inc. .................................    160,338     6,678,078
                                                               ------------
TOTAL COMMUNICATIONS EQUIPMENT                                   23,606,415
                                                               ------------

  COMPUTERS & PERIPHERALS 6.4%
  Apple, Inc.*....................................     83,206    10,963,223
  Hewlett-Packard Co. ............................    257,462    11,850,976
  International Business Machines Corp. ..........    142,833    15,804,471
                                                               ------------
TOTAL COMPUTERS & PERIPHERALS                                    38,618,670
                                                               ------------

  CONSUMER FINANCE 1.2%
  American Express Co. ...........................     99,616     5,831,521
  Discover Financial Services*....................     50,689     1,168,381
                                                               ------------
TOTAL CONSUMER FINANCE                                            6,999,902
                                                               ------------

  DIVERSIFIED FINANCIAL SERVICES 9.4%
  Bank of America Corp. ..........................    426,908    20,243,977
  Citigroup, Inc. ................................    475,836    22,159,683
  JPMorgan Chase & Co. ...........................    328,628    14,462,918
                                                               ------------
TOTAL DIVERSIFIED FINANCIAL SERVICES                             56,866,578
                                                               ------------

  DIVERSIFIED TELECOMMUNICATION SERVICES 5.8%
  AT&T, Inc. .....................................    593,109    23,226,149
  Verizon Communications, Inc. ...................    279,307    11,904,064
                                                               ------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                     35,130,213
                                                               ------------

See Notes to Financial Statements.

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                     MARKET
                                                       SHARES         VALUE
---------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
  Tyco Electronics Ltd.*..........................     47,678    $1,707,826
                                                               ------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                          1,707,826
                                                               ------------

  ENERGY EQUIPMENT & SERVICES 1.8%
  Schlumberger Ltd. ..............................    113,375    10,738,880
                                                               ------------
TOTAL ENERGY EQUIPMENT & SERVICES                                10,738,880
                                                               ------------

  FOOD & STAPLES RETAILING 1.8%
  Wal-Mart Stores, Inc. ..........................    231,951    10,658,149
                                                               ------------
TOTAL FOOD & STAPLES RETAILING                                   10,658,149
                                                               ------------

  HEALTH CARE EQUIPMENT & SUPPLIES 0.3%
  Covidien Ltd.*..................................     47,678     1,952,414
                                                               ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                            1,952,414
                                                               ------------

  HEALTH CARE PROVIDERS & SERVICES 1.0%
  UnitedHealth Group, Inc. .......................    128,905     6,242,869
                                                               ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                            6,242,869
                                                               ------------

  HOUSEHOLD PRODUCTS 3.1%
  Procter & Gamble Co. ...........................    302,915    18,738,322
                                                               ------------
TOTAL HOUSEHOLD PRODUCTS                                         18,738,322
                                                               ------------

  INDUSTRIAL CONGLOMERATES 6.7%
  General Electric Co. ...........................    989,702    38,360,849
  Tyco International Ltd. ........................     47,678     2,254,693
                                                               ------------
TOTAL INDUSTRIAL CONGLOMERATES                                   40,615,542
                                                               ------------

  INSURANCE 2.3%
  American International Group, Inc. .............    215,617    13,838,299
                                                               ------------
TOTAL INSURANCE                                                  13,838,299
                                                               ------------

  INTERNET SOFTWARE & SERVICES 1.9%
  Google, Inc. -- Class A*........................     22,047    11,243,970
                                                               ------------
TOTAL INTERNET SOFTWARE & SERVICES                               11,243,970
                                                               ------------

  MEDIA 4.2%
  Comcast Corp. -- Class A*.......................    284,105     7,463,438
  News Corp. -- Class A...........................    219,226     4,630,053
  Time Warner, Inc. ..............................    362,336     6,978,592
  Walt Disney Co. ................................    190,629     6,290,757
                                                               ------------
TOTAL MEDIA                                                      25,362,840
                                                               ------------

  OIL, GAS & CONSUMABLE FUELS 12.7%
  Chevron Corp. ..................................    206,759    17,628,273
  ConocoPhillips..................................    157,223    12,709,907
  Exxon Mobil Corp. ..............................    541,910    46,132,798
                                                               ------------
TOTAL OIL, GAS & CONSUMABLE FUELS                                76,470,978
                                                               ------------

  PHARMACEUTICALS 10.3%
  Abbott Laboratories.............................    148,178     7,511,143
  Eli Lilly & Co. ................................     95,572     5,169,489
  Johnson & Johnson...............................    278,649    16,858,264
  Merck & Co., Inc. ..............................    208,495    10,351,777
  Pfizer, Inc. ...................................    675,150    15,872,777
  Wyeth...........................................    129,410     6,278,973
                                                               ------------
TOTAL PHARMACEUTICALS                                            62,042,423
                                                               ------------

See Notes to Financial Statements.

14



RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                     MARKET
                                                       SHARES         VALUE
---------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.2%
  Intel Corp. ....................................    558,707   $13,196,659
                                                               ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                   13,196,659
                                                               ------------

  SOFTWARE 5.0%
  Microsoft Corp. ................................    789,619    22,891,055
  Oracle Corp.*...................................    370,909     7,091,780
                                                               ------------
TOTAL SOFTWARE                                                   29,982,835
                                                               ------------

  SPECIALTY RETAIL 1.2%
  Home Depot, Inc. ...............................    189,469     7,042,563
                                                               ------------
TOTAL SPECIALTY RETAIL                                            7,042,563
                                                               ------------

  TOBACCO 2.2%
  Altria Group, Inc. .............................    202,329    13,448,809
                                                               ------------
TOTAL TOBACCO                                                    13,448,809
                                                               ------------

  WIRELESS TELECOMMUNICATION SERVICES 0.9%
  Sprint Nextel Corp. ............................    270,570     5,554,802
                                                               ------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                         5,554,802
                                                               ------------
TOTAL COMMON STOCKS
  (Cost $585,693,793)                                           599,953,119
                                                               ------------

SHORT TERM INVESTMENTS 0.5%
  SSgA Prime Money Market Fund....................  3,098,776     3,098,776
                                                               ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $3,098,776)                                               3,098,776
                                                               ------------
TOTAL INVESTMENTS 99.9%
  (Cost $588,792,569)                                           603,051,895
                                                               ------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%                         569,711
                                                               ------------
NET ASSETS--100.0%                                             $603,621,606
---------------------------------------------------------------------------



* Non-Income Producing Security.



See Notes to Financial Statements.

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS  (Unaudited)                               July 31, 2007

--------------------------------------------------------------------------------



                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS 99.7%
  AEROSPACE & DEFENSE 1.5%
  Goodrich Corp. .................................    2,970     $186,843
  Northrop Grumman Corp. .........................    4,669      355,311
  Raytheon Co. ...................................    3,118      172,612
                                                             -----------
TOTAL AEROSPACE & DEFENSE                                        714,766
                                                             -----------

  AUTO COMPONENTS 1.4%
  Goodyear Tire & Rubber Co.*.....................    9,924      285,017
  Johnson Controls, Inc. .........................    3,342      378,148
                                                             -----------
TOTAL AUTO COMPONENTS                                            663,165
                                                             -----------

  AUTOMOBILES 4.0%
  Ford Motor Co.*.................................  143,033    1,217,211
  General Motors Corp. ...........................   19,318      625,903
                                                             -----------
TOTAL AUTOMOBILES                                              1,843,114
                                                             -----------

  BEVERAGES 1.8%
  Coca-Cola Enterprises, Inc. ....................   16,170      366,412
  Molson Coors Brewing Co. -- Class B.............    5,107      454,217
                                                             -----------
TOTAL BEVERAGES                                                  820,629
                                                             -----------

  BUILDING PRODUCTS 0.5%
  Masco Corp. ....................................    8,788      239,121
                                                             -----------
TOTAL BUILDING PRODUCTS                                          239,121
                                                             -----------

  CAPITAL MARKETS 0.2%
  Bear Stearns Cos., Inc. ........................      833      100,976
                                                             -----------
TOTAL CAPITAL MARKETS                                            100,976

  CHEMICALS 3.9%
  Air Products & Chemicals, Inc. .................    2,407      207,893
  Ashland, Inc. ..................................    6,154      375,763
  Dow Chemical Co.................................    9,249      402,146
  Eastman Chemical Co. ...........................    5,762      396,541
  PPG Industries, Inc. ...........................    3,454      263,437
  Rohm & Haas Co. ................................    2,476      139,943
                                                             -----------
TOTAL CHEMICALS                                                1,785,723
                                                             -----------

  COMMERCIAL BANKS 6.8%
  BB&T Corp. .....................................    5,571      208,467
  Comerica, Inc. .................................    5,278      277,940
  Fifth Third Bancorp.............................    5,706      210,494
  First Horizon National Corp. ...................   10,961      347,683
  Huntington Bancshares, Inc. ....................   11,995      230,304
  KeyCorp.........................................    7,787      270,131
  National City Corp. ............................   11,366      334,047
  PNC Financial Services Group, Inc. .............    3,151      210,014
  Regions Financial Corp. ........................    9,305      279,801
  SunTrust Banks, Inc. ...........................    2,420      189,486
  U.S. Bancorp....................................    5,581      167,151
  Wachovia Corp. .................................    5,851      276,226
  Wells Fargo & Co. ..............................    4,333      146,325
                                                             -----------
TOTAL COMMERCIAL BANKS                                         3,148,069
                                                             -----------

  COMMERCIAL SERVICES & SUPPLIES 1.8%
  Allied Waste Industries, Inc.*..................   17,866      229,935
  R.R. Donnelley & Sons Co. ......................   10,543      445,547
  Waste Management, Inc. .........................    3,892      148,013
                                                             -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                             823,495
                                                             -----------

  CONTAINERS & PACKAGING 1.5%
  Bemis Co., Inc. ................................    4,929      145,258
  Temple-Inland, Inc. ............................    9,216      535,726
                                                             -----------
TOTAL CONTAINERS & PACKAGING                                     680,984
                                                             -----------

  DISTRIBUTORS 0.4%
  Genuine Parts Co. ..............................    4,320      205,546
                                                             -----------
TOTAL DISTRIBUTORS                                               205,546

See Notes to Financial Statements.

16



RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  DIVERSIFIED FINANCIAL SERVICES 2.2%
  Bank of America Corp. ..........................    5,018     $237,953
  CIT Group, Inc. ................................    4,916      202,441
  Citigroup, Inc. ................................    5,433      253,015
  JPMorgan Chase & Co. ...........................    6,964      306,486
                                                             -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES                             999,895
                                                             -----------

  DIVERSIFIED TELECOMMUNICATION SERVICES 6.6%
  AT&T, Inc. .....................................    8,867      347,232
  CenturyTel, Inc. ...............................    4,399      201,782
  Citizens Communications Co. ....................   28,244      407,561
  Embarq Corp. ...................................   15,910      983,079
  Verizon Communications, Inc. ...................   13,740      585,599
  Windstream Corp. ...............................   37,647      518,022
                                                             -----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                   3,043,275
                                                             -----------

  ELECTRIC UTILITIES 7.4%
  American Electric Power Co., Inc. ..............    7,405      322,043
  Duke Energy Corp. ..............................   17,948      305,654
  Entergy Corp. ..................................    1,913      191,224
  FirstEnergy Corp. ..............................    5,087      309,035
  FPL Group, Inc. ................................    3,398      196,167
  Integrys Energy Group, Inc. ....................   14,695      727,256
  Pinnacle West Capital Corp. ....................   10,250      384,170
  PPL Corp. ......................................    4,659      219,625
  Progress Energy, Inc. ..........................   10,645      464,761
  Southern Co. ...................................    8,946      300,943
                                                             -----------
TOTAL ELECTRIC UTILITIES                                       3,420,878
                                                             -----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.2%
  Solectron Corp.*................................  142,694      536,529
                                                             -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                         536,529
                                                             -----------

  FOOD & STAPLES RETAILING 3.5%
  Costco Wholesale Corp. .........................    3,859      230,768
  Kroger Co. .....................................   14,514      376,783
  Safeway, Inc. ..................................    8,258      263,183
  SUPERVALU, Inc. ................................   17,869      744,601
                                                             -----------
TOTAL FOOD & STAPLES RETAILING                                 1,615,335
                                                             -----------

  FOOD PRODUCTS 3.2%
  ConAgra Foods, Inc. ............................   10,240      259,584
  Kraft Foods, Inc. -- Class A....................    5,930      194,208
  Sara Lee Corp. .................................   21,840      346,164
  Tyson Foods, Inc. -- Class A....................   32,145      684,688
                                                             -----------
TOTAL FOOD PRODUCTS                                            1,484,644
                                                             -----------

  GAS UTILITIES 0.7%
  Nicor, Inc. ....................................    8,304      327,261
                                                             -----------
TOTAL GAS UTILITIES                                              327,261
                                                             -----------

  HEALTH CARE EQUIPMENT & SUPPLIES 0.3%
  Bausch & Lomb, Inc. ............................    2,443      156,181
                                                             -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                           156,181
                                                             -----------

  HEALTH CARE PROVIDERS & SERVICES 2.9%
  AmerisourceBergen Corp. ........................   10,217      481,323
  McKesson Corp. .................................    7,290      421,070
  Medco Health Solutions, Inc.*...................    2,947      239,503
  Tenet Healthcare Corp.*.........................   40,653      210,583
                                                             -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                         1,352,479
                                                             -----------

See Notes to Financial Statements.

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  HOTELS, RESTAURANTS & LEISURE 0.5%
  Wyndham Worldwide Corp.*........................    6,246     $210,178
                                                             -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                              210,178
                                                             -----------

  HOUSEHOLD DURABLES 2.2%
  Leggett & Platt, Inc. ..........................   13,671      283,400
  Newell Rubbermaid, Inc. ........................    5,008      132,462
  Stanley Works...................................    2,555      141,368
  Whirlpool Corp. ................................    4,501      459,597
                                                             -----------
TOTAL HOUSEHOLD DURABLES                                       1,016,827
                                                             -----------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.8%
  Dynegy, Inc.*...................................   41,384      368,731
                                                             -----------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS               368,731
                                                             -----------

  INSURANCE 7.7%
  ACE Ltd. .......................................    6,075      350,649
  Allstate Corp...................................    5,380      285,947
  Chubb Corp. ....................................    3,803      191,709
  Cincinnati Financial Corp. .....................    8,541      334,807
  Genworth Financial, Inc. -- Class A.............    7,415      226,306
  Hartford Financial Services Group, Inc. ........    3,161      290,401
  Lincoln National Corp. .........................    4,119      248,458
  SAFECO Corp. ...................................    3,612      211,194
  Travelers Cos., Inc. ...........................    6,944      352,616
  Unum Group .....................................   20,635      501,431
  XL Capital Ltd. -- Class A......................    6,987      544,008
                                                             -----------
TOTAL INSURANCE                                                3,537,526
                                                             -----------

  IT SERVICES 1.2%
  Computer Sciences Corp.*........................    5,064      281,964
  Electronic Data Systems Corp. ..................    4,725      127,528
  Unisys Corp.*...................................   20,694      167,414
                                                             -----------
TOTAL IT SERVICES                                                576,906
                                                             -----------

  LEISURE EQUIPMENT & PRODUCTS 1.5%
  Brunswick Corp. ................................   12,884      360,236
  Eastman Kodak Co. ..............................   12,535      316,509
                                                             -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                               676,745
                                                             -----------

  MACHINERY 1.7%
  Cummins, Inc. ..................................    4,669      554,210
  PACCAR, Inc. ...................................    2,914      238,424
                                                             -----------
TOTAL MACHINERY                                                  792,634
                                                             -----------

  MEDIA 3.0%
  CBS Corp. -- Class B............................   13,615      431,868
  Dow Jones & Co., Inc. ..........................    4,320      247,881
  Gannett Co., Inc. ..............................    2,690      134,231
  New York Times Co. -- Class A...................    8,574      196,002
  Time Warner, Inc. ..............................    7,853      151,249
  Tribune Co. ....................................    7,214      201,703
                                                             -----------
TOTAL MEDIA                                                    1,362,934
                                                             -----------

  METALS & MINING 1.9%
  Alcoa, Inc. ....................................    8,923      340,859
  Freeport-McMoRan Copper & Gold, Inc.............    3,128      293,969
  United States Steel Corp. ......................    2,463      242,088
                                                             -----------
TOTAL METALS & MINING                                            876,916
                                                             -----------

  MULTI-UTILITIES 10.9%
  Ameren Corp. ...................................    7,247      347,711
  CenterPoint Energy, Inc. .......................   26,443      435,781
  CMS Energy Corp. ...............................   20,885      337,502

See Notes to Financial Statements.

18



RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Consolidated Edison, Inc. ......................    9,565     $417,799
  Dominion Resources, Inc. .......................    3,543      298,391
  DTE Energy Co. .................................   11,982      555,725
  KeySpan Corp. ..................................   13,592      564,748
  NiSource, Inc. .................................   23,292      444,178
  PG&E Corp. .....................................    5,548      237,510
  Public Service Enterprise Group, Inc. ..........    4,310      371,307
  Sempra Energy...................................    4,320      227,750
  TECO Energy, Inc. ..............................   20,905      337,407
  Xcel Energy, Inc. ..............................   21,771      441,951
                                                             -----------
TOTAL MULTI-UTILITIES                                          5,017,760
                                                             -----------

  MULTILINE RETAIL 1.4%
  Dillard's, Inc. -- Class A......................   17,135      512,165
  Federated Department Stores, Inc. ..............    3,408      122,927
                                                             -----------
TOTAL MULTILINE RETAIL                                           635,092
                                                             -----------

  OIL, GAS & CONSUMABLE FUELS 2.7%
  ConocoPhillips..................................    6,694      541,143
  Hess Corp. .....................................    5,683      347,800
  Marathon Oil Corp. .............................    6,898      380,769
                                                             -----------
TOTAL OIL, GAS & CONSUMABLE FUELS                              1,269,712
                                                             -----------

  PAPER & FOREST PRODUCTS 2.4%
  International Paper Co. ........................    8,179      303,196
  MeadWestvaco Corp. .............................   13,276      432,001
  Weyerhaeuser Co. ...............................    5,354      381,419
                                                             -----------
TOTAL PAPER & FOREST PRODUCTS                                  1,116,616
                                                             -----------

  PHARMACEUTICALS 0.4%
  Bristol-Myers Squibb Co. .......................    6,381      181,284
                                                             -----------
TOTAL PHARMACEUTICALS                                            181,284
                                                             -----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 1.2%
  Apartment Investment & Management Co. -- Class
     A............................................    4,320      182,520
  Boston Properties, Inc. ........................    1,633      154,302
  Plum Creek Timber Co., Inc. ....................    5,614      218,160
                                                             -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                      554,982
                                                             -----------

  ROAD & RAIL 1.4%
  Ryder System, Inc. .............................    7,685      417,833
  Union Pacific Corp. ............................    1,732      206,351
                                                             -----------
TOTAL ROAD & RAIL                                                624,184
                                                             -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
  Micron Technology, Inc.*........................   10,003      118,736
                                                             -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                   118,736
                                                             -----------

  SPECIALTY RETAIL 1.7%
  AutoNation, Inc.*...............................   23,957      466,682
  Circuit City Stores, Inc. ......................   10,105      120,250
  OfficeMax, Inc. ................................    6,167      202,771
                                                             -----------
TOTAL SPECIALTY RETAIL                                           789,703
                                                             -----------

  TEXTILES, APPAREL & LUXURY GOODS 0.4%
  Jones Apparel Group, Inc. ......................    7,056      176,118
                                                             -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                           176,118
                                                             -----------

See Notes to Financial Statements.

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  THRIFTS & MORTGAGE FINANCE 2.7%
  Federal National Mortgage Association...........   14,313     $856,490
  Washington Mutual, Inc. ........................   10,510      394,440
                                                             -----------
TOTAL THRIFTS & MORTGAGE FINANCE                               1,250,930
                                                             -----------

  TOBACCO 0.3%
  Reynolds American, Inc. ........................    2,644      161,733
                                                             -----------
TOTAL TOBACCO                                                    161,733
                                                             -----------

  WIRELESS TELECOMMUNICATION SERVICES 1.6%
  ALLTEL Corp. ...................................    5,479      361,340
  Sprint Nextel Corp. ............................   18,498      379,764
                                                             -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                        741,104
                                                             -----------
TOTAL COMMON STOCKS
  (Cost $45,285,226)                                          46,019,416
                                                             -----------

SHORT TERM INVESTMENTS 0.2%
  SSgA Prime Money Market Fund....................  107,367      107,367
                                                             -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $107,367)                                                107,367
                                                             -----------
TOTAL INVESTMENTS 99.9%
  (Cost $45,392,593)                                         $46,126,783
                                                             -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%                      $56,075
                                                             -----------
NET ASSETS--100.0%                                           $46,182,858
------------------------------------------------------------------------



* Non-Income Producing Security.



See Notes to Financial Statements.

20



RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)                                July 31, 2007

--------------------------------------------------------------------------------



                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS 99.8%
  AEROSPACE & DEFENSE 2.7%
  General Dynamics Corp. .........................    4,664     $366,404
  L-3 Communications Holdings, Inc. ..............    4,952      483,117
  Rockwell Collins, Inc. .........................    5,990      411,513
  United Technologies Corp. ......................    3,968      289,545
                                                             -----------
TOTAL AEROSPACE & DEFENSE                                      1,550,579
                                                             -----------

  AIR FREIGHT & LOGISTICS 0.6%
  C.H. Robinson Worldwide, Inc. ..................    6,770      329,361
                                                             -----------
TOTAL AIR FREIGHT & LOGISTICS                                    329,361
                                                             -----------

  AUTOMOBILES 0.7%
  Harley-Davidson, Inc. ..........................    7,326      419,926
                                                             -----------
TOTAL AUTOMOBILES                                                419,926
                                                             -----------

  BEVERAGES 2.4%
  Anheuser-Busch Cos., Inc. ......................    7,796      380,211
  Brown-Forman Corp. -- Class B...................    3,636      241,576
  Pepsi Bottling Group, Inc. .....................   14,460      483,832
  PepsiCo, Inc. ..................................    4,310      282,822
                                                             -----------
TOTAL BEVERAGES                                                1,388,441
                                                             -----------

  BIOTECHNOLOGY 2.6%
  Amgen, Inc.*....................................    5,594      300,621
  Celgene Corp.*..................................    4,556      275,911
  Genzyme Corp.*..................................    3,584      226,043
  Gilead Sciences, Inc.*..........................   18,129      674,943
                                                             -----------
TOTAL BIOTECHNOLOGY                                            1,477,518
                                                             -----------

  BUILDING PRODUCTS 0.7%
  American Standard Cos., Inc. ...................    7,240      391,322
                                                             -----------
TOTAL BUILDING PRODUCTS                                          391,322
                                                             -----------

  CAPITAL MARKETS 0.7%
  Federated Investors, Inc. -- Class B............   11,892      428,231
                                                             -----------
TOTAL CAPITAL MARKETS                                            428,231
                                                             -----------

  CHEMICALS 2.1%
  Ecolab, Inc. ...................................    7,648      322,057
  International Flavors & Fragrances, Inc. .......    4,846      242,833
  Praxair, Inc. ..................................    3,304      253,152
  Sigma-Aldrich Corp. ............................    7,958      360,657
                                                             -----------
TOTAL CHEMICALS                                                1,178,699
                                                             -----------

  COMMERCIAL BANKS 0.6%
  Commerce Bancorp, Inc. .........................    9,626      321,990
                                                             -----------
TOTAL COMMERCIAL BANKS                                           321,990
                                                             -----------

  COMMERCIAL SERVICES & SUPPLIES 0.8%
  Cintas Corp. ...................................    5,402      197,497
  Pitney Bowes, Inc. .............................    5,680      261,848
                                                             -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                             459,345
                                                             -----------

  COMMUNICATIONS EQUIPMENT 1.0%
  Cisco Systems, Inc.*............................   10,514      303,960
  QUALCOMM, Inc. .................................    6,974      290,467
                                                             -----------
TOTAL COMMUNICATIONS EQUIPMENT                                   594,427
                                                             -----------

  COMPUTERS & PERIPHERALS 3.1%
  Dell, Inc.*.....................................   16,503      461,589
  International Business Machines Corp. ..........    2,930      324,205
  Lexmark International, Inc. -- Class A*.........    5,176      204,659
  Network Appliance, Inc.*........................    6,620      187,611
  QLogic Corp.*...................................   16,845      223,870
  SanDisk Corp.*..................................    6,610      354,494
                                                             -----------
TOTAL COMPUTERS & PERIPHERALS                                  1,756,428
                                                             -----------

See Notes to Financial Statements.

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  CONSUMER FINANCE 1.8%
  American Express Co. ...........................    3,872     $226,667
  Capital One Financial Corp. ....................    5,326      376,868
  SLM Corp. ......................................    8,106      398,572
                                                             -----------
TOTAL CONSUMER FINANCE                                         1,002,107
                                                             -----------

  CONTAINERS & PACKAGING 1.1%
  Ball Corp. .....................................    8,000      410,160
  Pactiv Corp.*...................................    7,198      227,529
                                                             -----------
TOTAL CONTAINERS & PACKAGING                                     637,689
                                                             -----------

  DIVERSIFIED CONSUMER SERVICES 2.3%
  Apollo Group, Inc. -- Class A*..................   15,154      895,753
  H&R Block, Inc. ................................   20,899      416,935
                                                             -----------
TOTAL DIVERSIFIED CONSUMER SERVICES                            1,312,688
                                                             -----------

  DIVERSIFIED FINANCIAL SERVICES 1.6%
  CME Group, Inc. ................................      898      496,145
  Moody's Corp. ..................................    7,498      403,392
                                                             -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES                             899,537
                                                             -----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
  Jabil Circuit, Inc. ............................    7,626      171,814
                                                             -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                         171,814
                                                             -----------

  ENERGY EQUIPMENT & SERVICES 2.8%
  BJ Services Co. ................................   10,770      281,636
  Nabors Industries Ltd.*.........................   10,064      294,271
  National-Oilwell Varco, Inc.*...................    3,326      399,486
  Noble Corp. ....................................    1,892      193,854
  Smith International, Inc. ......................    6,888      422,992
                                                             -----------
TOTAL ENERGY EQUIPMENT & SERVICES                              1,592,239
                                                             -----------

  FOOD & STAPLES RETAILING 1.7%
  Sysco Corp. ....................................   10,514      335,186
  Wal-Mart Stores, Inc. ..........................    7,048      323,856
  Walgreen Co. ...................................    7,486      330,731
                                                             -----------
TOTAL FOOD & STAPLES RETAILING                                   989,773
                                                             -----------

  FOOD PRODUCTS 2.4%
  Campbell Soup Co. ..............................    7,272      267,828
  Hershey Co......................................    5,252      242,117
  Kellogg Co. ....................................    6,224      322,465
  McCormick & Co, Inc. ...........................    6,310      215,550
  Wm. Wrigley Jr. Co. ............................    5,584      322,085
                                                             -----------
TOTAL FOOD PRODUCTS                                            1,370,045
                                                             -----------

  GAS UTILITIES 0.5%
  Questar Corp. ..................................    5,466      281,444
                                                             -----------
TOTAL GAS UTILITIES                                              281,444
                                                             -----------

  HEALTH CARE EQUIPMENT & SUPPLIES 7.1%
  Baxter International, Inc. .....................    4,310      226,706
  Becton Dickinson & Co. .........................    3,444      262,984
  Boston Scientific Corp.*........................   19,561      257,227
  C.R. Bard, Inc. ................................    3,294      258,480
  Hospira, Inc.*..................................   20,589      796,176
  Medtronic, Inc. ................................    6,792      344,151
  St Jude Medical, Inc.*..........................   10,416      449,346
  Stryker Corp. ..................................    8,118      506,807
  Varian Medical Systems, Inc.*...................    9,444      385,315
  Zimmer Holdings, Inc.*..........................    7,818      607,928
                                                             -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                         4,095,120
                                                             -----------

See Notes to Financial Statements.

22



RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  HEALTH CARE PROVIDERS & SERVICES 6.7%
  Cardinal Health, Inc. ..........................    5,936     $390,173
  Coventry Health Care, Inc.*.....................   12,374      690,593
  Express Scripts, Inc.*..........................   17,659      885,246
  Humana, Inc.*...................................    4,182      268,024
  Laboratory Corp. of America Holdings*...........    2,780      205,303
  Patterson Cos., Inc.*...........................   12,022      431,229
  Quest Diagnostics, Inc. ........................    8,514      472,272
  UnitedHealth Group, Inc. .......................   10,204      494,180
                                                             -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                         3,837,020
                                                             -----------

  HEALTH CARE TECHNOLOGY 0.6%
  IMS Health, Inc. ...............................   12,738      358,320
                                                             -----------
TOTAL HEALTH CARE TECHNOLOGY                                     358,320
                                                             -----------

  HOTELS, RESTAURANTS & LEISURE 2.6%
  Darden Restaurants, Inc. .......................    8,984      382,449
  International Game Technology...................   11,454      404,555
  Starbucks Corp.*................................   13,102      349,561
  Yum! Brands, Inc. ..............................   10,418      333,793
                                                             -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                            1,470,358
                                                             -----------

  HOUSEHOLD DURABLES 1.9%
  Black & Decker Corp. ...........................    3,776      326,889
  D.R. Horton, Inc. ..............................   20,985      342,475
  Harman International Industries, Inc. ..........    3,818      442,888
                                                             -----------
TOTAL HOUSEHOLD DURABLES                                       1,112,252
                                                             -----------

  HOUSEHOLD PRODUCTS 1.7%
  Clorox Co. .....................................    5,250      317,415
  Colgate-Palmolive Co. ..........................    5,048      333,168
  Procter & Gamble Co. ...........................    4,760      294,454
                                                             -----------
TOTAL HOUSEHOLD PRODUCTS                                         945,037
                                                             -----------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.4%
  AES Corp.*......................................   10,192      200,273
                                                             -----------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS               200,273
                                                             -----------

  INSURANCE 1.9%
  Ambac Financial Group, Inc. ....................    4,588      308,084
  American International Group, Inc. .............    4,032      258,774
  Progressive Corp. ..............................   23,989      503,289
                                                             -----------
TOTAL INSURANCE                                                1,070,147
                                                             -----------

  INTERNET & CATALOG RETAIL 2.4%
  Amazon.com, Inc.*...............................   17,615    1,383,482
                                                             -----------
TOTAL INTERNET & CATALOG RETAIL                                1,383,482
                                                             -----------

  INTERNET SOFTWARE & SERVICES 3.9%
  Akamai Technologies, Inc.*......................   16,090      546,416
  eBay, Inc.*.....................................   17,991      582,909
  Google, Inc. -- Class A*........................    1,466      747,660
  Yahoo!, Inc.*...................................   15,220      353,865
                                                             -----------
TOTAL INTERNET SOFTWARE & SERVICES                             2,230,850
                                                             -----------

See Notes to Financial Statements.

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  IT SERVICES 4.8%
  Affiliated Computer Services, Inc. -- Class A*..    7,112     $381,630
  Automatic Data Processing, Inc. ................    4,674      216,967
  Cognizant Technology Solutions Corp. -- Class
     A*...........................................    7,850      635,693
  Fidelity National Information Services, Inc. ...    3,594      178,370
  First Data Corp. ...............................   18,759      596,348
  Fiserv, Inc.*...................................    8,288      409,593
  Paychex, Inc. ..................................    7,336      303,564
                                                             -----------
TOTAL IT SERVICES                                              2,722,165
                                                             -----------

  LIFE SCIENCES TOOLS & SERVICES 1.4%
  Applera Corp. -- Applied Biosystems Group.......    4,386      136,931
  Millipore Corp.*................................    2,588      203,443
  Waters Corp.*...................................    7,892      459,788
                                                             -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES                             800,162
                                                             -----------

  MACHINERY 1.1%
  Danaher Corp. ..................................    4,524      337,852
  ITT Corp. ......................................    5,026      316,035
                                                             -----------
TOTAL MACHINERY                                                  653,887
                                                             -----------

  MEDIA 0.9%
  McGraw-Hill Cos., Inc. .........................    3,636      219,978
  Omnicom Group, Inc. ............................    6,182      320,660
                                                             -----------
TOTAL MEDIA                                                      540,638
                                                             -----------

  METALS & MINING 0.9%
  Newmont Mining Corp. (Holding Co.)..............    5,614      234,384
  Nucor Corp. ....................................    5,744      288,349
                                                             -----------
TOTAL METALS & MINING                                            522,733
                                                             -----------

  MULTILINE RETAIL 0.6%
  Kohl's Corp.*...................................    5,818      353,734
                                                             -----------
TOTAL MULTILINE RETAIL                                           353,734
                                                             -----------

  OIL, GAS & CONSUMABLE FUELS 7.2%
  Anadarko Petroleum Corp. .......................    8,246      415,021
  Apache Corp. ...................................    7,978      644,942
  Chesapeake Energy Corp. ........................   13,176      448,511
  Devon Energy Corp. .............................    7,284      543,459
  EOG Resources, Inc. ............................    6,824      478,362
  Exxon Mobil Corp. ..............................    3,722      316,854
  Murphy Oil Corp. ...............................    8,150      505,626
  XTO Energy, Inc. ...............................   14,128      770,400
                                                             -----------
TOTAL OIL, GAS & CONSUMABLE FUELS                              4,123,175
                                                             -----------

  PERSONAL PRODUCTS 1.2%
  Avon Products, Inc. ............................   11,080      398,991
  Estee Lauder Cos., Inc -- Class A...............    6,620      298,032
                                                             -----------
TOTAL PERSONAL PRODUCTS                                          697,023
                                                             -----------

  PHARMACEUTICALS 3.3%
  Allergan, Inc. .................................    3,188      185,318
  Barr Pharmaceuticals, Inc.*.....................    7,710      394,906
  Forest Laboratories, Inc.*......................   12,694      510,299
  Johnson & Johnson...............................    4,726      285,923
  Mylan Laboratories, Inc. .......................   16,397      262,844
  Wyeth...........................................    4,974      241,339
                                                             -----------
TOTAL PHARMACEUTICALS                                          1,880,629
                                                             -----------

See Notes to Financial Statements.

24



RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.7%
  KLA-Tencor Corp. ...............................    2,748     $156,059
  National Semiconductor Corp. ...................   11,818      307,150
  NVIDIA Corp.*...................................   11,636      532,463
                                                             -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                   995,672
                                                             -----------

  SOFTWARE 4.6%
  Adobe Systems, Inc.*............................    8,236      331,828
  Autodesk, Inc.*.................................    6,824      289,133
  Citrix Systems, Inc.*...........................   10,780      389,913
  Electronic Arts, Inc.*..........................    8,780      427,059
  Intuit, Inc.*...................................   18,975      543,444
  Oracle Corp.*...................................   18,065      345,403
  Symantec Corp.*.................................   17,369      333,485
                                                             -----------
TOTAL SOFTWARE                                                 2,660,265
                                                             -----------

  SPECIALTY RETAIL 7.0%
  Abercrombie & Fitch Co. -- Class A..............    6,320      441,768
  AutoZone, Inc.*.................................    4,300      545,283
  Bed Bath & Beyond, Inc.*........................   13,390      463,830
  Best Buy Co., Inc. .............................    8,568      382,047
  Home Depot, Inc. ...............................    9,294      345,458
  Lowe's Cos., Inc. ..............................   13,850      387,939
  RadioShack Corp. ...............................   19,349      486,240
  Staples, Inc. ..................................    9,518      219,104
  Tiffany & Co. ..................................    6,204      299,343
  TJX Cos., Inc. .................................   16,033      444,916
                                                             -----------
TOTAL SPECIALTY RETAIL                                         4,015,928
                                                             -----------

  TEXTILES, APPAREL & LUXURY GOODS 2.7%
  Coach, Inc.*....................................   15,722      714,722
  Liz Claiborne, Inc. ............................    6,662      234,103
  Nike, Inc. -- Class B...........................    6,150      347,167
  Polo Ralph Lauren Corp. ........................    2,728      243,747
                                                             -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                         1,539,739
                                                             -----------

  THRIFTS & MORTGAGE FINANCE 0.7%
  Countrywide Financial Corp. ....................   14,406      405,817
                                                             -----------
TOTAL THRIFTS & MORTGAGE FINANCE                                 405,817
                                                             -----------
TOTAL COMMON STOCKS
  (Cost $56,515,286)                                          57,168,029
                                                             -----------

SHORT TERM INVESTMENTS 0.2%
  SSgA Prime Money Market Fund....................  117,128      117,128
                                                             -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $117,128)                                                117,128
                                                             -----------
TOTAL INVESTMENTS 100.0%
  (Cost $56,632,414)                                          57,285,157
                                                             -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%(A)                     3,558
                                                             -----------
NET ASSETS--100.0%                                           $57,288,715
------------------------------------------------------------------------



* Non-Income Producing Security.
(a) Amount represents less than 0.05% of net assets.



See Notes to Financial Statements.

RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                                July 31, 2007

--------------------------------------------------------------------------------



                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

COMMON STOCKS 99.6%
  AIRLINES 0.2%
  Alaska Air Group, Inc.*.........................   1,940      $45,260
                                                            -----------
TOTAL AIRLINES                                                   45,260
                                                            -----------

  AUTO COMPONENTS 5.8%
  ArvinMeritor, Inc. .............................  12,300      243,909
  BorgWarner, Inc. ...............................   2,000      172,900
  Lear Corp.*.....................................  16,030      538,287
  Modine Manufacturing Co. .......................  14,380      368,128
                                                            -----------
TOTAL AUTO COMPONENTS                                         1,323,224
                                                            -----------

  BEVERAGES 0.9%
  PepsiAmericas, Inc. ............................   7,070      195,627
                                                            -----------
TOTAL BEVERAGES                                                 195,627
                                                            -----------

  CHEMICALS 11.0%
  Cabot Corp. ....................................   1,640       66,223
  Chemtura Corp. .................................  23,477      244,865
  Cytec Industries, Inc. .........................   2,170      145,369
  Ferro Corp. ....................................  13,960      312,006
  Lubrizol Corp. .................................   2,930      183,594
  Lyondell Chemical Co. ..........................  16,800      754,320
  Olin Corp. .....................................  20,260      422,826
  RPM International, Inc. ........................   8,710      204,772
  Sensient Technologies Corp. ....................   6,050      153,670
                                                            -----------
TOTAL CHEMICALS                                               2,487,645
                                                            -----------

  COMMERCIAL BANKS 2.2%
  Associated Banc-Corp. ..........................   3,760      108,063
  Colonial BancGroup, Inc. .......................   3,378       73,674
  FirstMerit Corp. ...............................   6,860      125,744
  Greater Bay Bancorp.............................   3,940      105,907
  Webster Financial Corp. ........................   2,020       87,789
                                                            -----------
TOTAL COMMERCIAL BANKS                                          501,177
                                                            -----------

  COMMERCIAL SERVICES & SUPPLIES 3.1%
  Deluxe Corp. ...................................   8,828      333,345
  Kelly Services, Inc. ...........................  10,520      261,422
  Manpower, Inc. .................................   1,390      109,880
                                                            -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                            704,647
                                                            -----------

  COMMUNICATIONS EQUIPMENT 0.7%
  Andrew Corp.*...................................  11,700      164,502
                                                            -----------
TOTAL COMMUNICATIONS EQUIPMENT                                  164,502
                                                            -----------

  CONSUMER FINANCE 0.4%
  AmeriCredit Corp.*..............................   4,230       86,038
                                                            -----------
TOTAL CONSUMER FINANCE                                           86,038
                                                            -----------

  CONTAINERS & PACKAGING 1.4%
  Packaging Corp. of America......................   8,420      214,879
  Sonoco Products Co. ............................   2,520       92,408
                                                            -----------
TOTAL CONTAINERS &
  PACKAGING                                                     307,287
                                                            -----------

  ELECTRIC UTILITIES 7.0%
  DPL, Inc. ......................................   3,720       98,878
  Great Plains Energy, Inc. ......................   8,700      241,512
  Hawaiian Electric Industries, Inc. .............   9,438      215,281
  Idacorp, Inc. ..................................   4,310      133,437
  Northeast Utilities.............................  10,238      279,907
  Pepco Holdings, Inc. ...........................  12,040      325,923
  Sierra Pacific Resources*.......................   5,600       88,984
  Westar Energy, Inc. ............................   8,460      194,749
                                                            -----------
TOTAL ELECTRIC UTILITIES                                      1,578,671
                                                            -----------

See Notes to Financial Statements.

26



RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  ELECTRONIC EQUIPMENT & INSTRUMENTS 6.4%
  Arrow Electronics, Inc.*........................   5,720     $218,618
  Avnet, Inc.*....................................  11,430      432,969
  Ingram Micro, Inc. -- Class A*..................  13,178      264,219
  KEMET Corp.*....................................  12,730       89,619
  Tech Data Corp.*................................   5,090      190,722
  Vishay Intertechnology, Inc.*...................  16,560      256,846
                                                            -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                      1,452,993
                                                            -----------

  FOOD & STAPLES RETAILING 1.9%
  BJ's Wholesale Club, Inc.*......................   5,890      200,024
  Ruddick Corp. ..................................   8,650      240,470
                                                            -----------
TOTAL FOOD & STAPLES RETAILING                                  440,494
                                                            -----------

  FOOD PRODUCTS 2.7%
  J.M. Smucker Co. ...............................   2,840      158,500
  Lancaster Colony Corp. .........................   3,840      148,685
  Smithfield Foods, Inc.*.........................   9,680      300,661
                                                            -----------
TOTAL FOOD PRODUCTS                                             607,846
                                                            -----------

  GAS UTILITIES 4.3%
  AGL Resources, Inc. ............................   5,780      217,906
  National Fuel Gas Co. ..........................   4,190      181,636
  Oneok, Inc. ....................................   5,960      302,470
  WGL Holdings, Inc. .............................   8,840      264,670
                                                            -----------
TOTAL GAS UTILITIES                                             966,682
                                                            -----------

  HOTELS, RESTAURANTS & LEISURE 0.6%
  Bob Evans Farms, Inc. ..........................   4,190      135,965
                                                            -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                             135,965
                                                            -----------

  HOUSEHOLD DURABLES 3.8%
  American Greetings Corp. -- Class A.............   8,060      199,324
  Beazer Homes USA, Inc. .........................   6,030       84,360
  Furniture Brands International, Inc. ...........  29,697      327,261
  Tupperware Brands Corp. ........................   9,220      239,812
                                                            -----------
TOTAL HOUSEHOLD DURABLES                                        850,757
                                                            -----------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.5%
  Black Hills Corp. ..............................   8,940      333,462
                                                            -----------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS              333,462
                                                            -----------

  INDUSTRIAL CONGLOMERATES 0.7%
  Sequa Corp.*....................................     960      158,496
                                                            -----------
TOTAL INDUSTRIAL CONGLOMERATES                                  158,496
                                                            -----------

  INSURANCE 7.4%
  American Financial Group, Inc. .................   4,840      135,956
  Fidelity National Financial, Inc. -- Class A....   7,140      149,154
  First American Corp. ...........................   7,530      348,564
  Horace Mann Educators Corp. ....................   7,950      141,748
  Mercury General Corp. ..........................   3,450      178,641
  Ohio Casualty Corp. ............................   4,080      177,113
  Old Republic International Corp. ...............  11,700      214,812
  Protective Life Corp. ..........................   2,990      128,630
  Unitrin, Inc. ..................................   4,700      199,186
                                                            -----------
TOTAL INSURANCE                                               1,673,804
                                                            -----------

  LEISURE EQUIPMENT & PRODUCTS 0.5%
  Callaway Golf Co. ..............................   6,930      112,474
                                                            -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                              112,474
                                                            -----------

See Notes to Financial Statements.

RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  MACHINERY 2.2%
  Kennametal, Inc. ...............................   1,300      $99,658
  Pentair, Inc. ..................................   2,470       89,414
  Timken Co. .....................................   9,460      315,964
                                                            -----------
TOTAL MACHINERY                                                 505,036
                                                            -----------

  MARINE 0.7%
  Alexander & Baldwin, Inc. ......................   2,840      153,985
                                                            -----------
TOTAL MARINE                                                    153,985
                                                            -----------

  MEDIA 2.7%
  Belo Corp. -- Class A...........................  11,010      197,079
  Lee Enterprises, Inc. ..........................   5,800      102,138
  Media General, Inc. -- Class A..................   5,370      151,434
  Scholastic Corp.*...............................   5,270      169,588
                                                            -----------
TOTAL MEDIA                                                     620,239
                                                            -----------

  METALS & MINING 1.3%
  Worthington Industries..........................  14,408      298,246
                                                            -----------
TOTAL METALS & MINING                                           298,246
                                                            -----------

  MULTI-UTILITIES 8.5%
  Alliant Energy Corp. ...........................   4,440      164,058
  Energy East Corp. ..............................  15,948      403,644
  NSTAR...........................................   3,670      115,422
  OGE Energy Corp. ...............................   5,700      188,955
  PNM Resources, Inc. ............................   6,170      159,371
  Puget Energy, Inc. .............................  13,480      312,062
  SCANA Corp. ....................................   6,980      260,912
  Vectren Corp. ..................................   8,930      222,982
  Wisconsin Energy Corp. .........................   2,470      106,037
                                                            -----------
TOTAL MULTI-UTILITIES                                         1,933,443
                                                            -----------

  MULTILINE RETAIL 0.6%
  Saks, Inc. .....................................   6,980      129,200
                                                            -----------
TOTAL MULTILINE RETAIL                                          129,200
                                                            -----------

  OIL, GAS & CONSUMABLE FUELS 1.7%
  Forest Oil Corp.*...............................   3,550      143,668
  Overseas Shipholding Group, Inc. ...............   3,178      246,581
                                                            -----------
TOTAL OIL, GAS & CONSUMABLE FUELS                               390,249
                                                            -----------

  PAPER & FOREST PRODUCTS 2.4%
  Bowater, Inc. ..................................  16,390      321,572
  Louisiana-Pacific Corp. ........................  11,490      212,795
                                                            -----------
TOTAL PAPER & FOREST PRODUCTS                                   534,367
                                                            -----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 5.3%
  Cousins Properties, Inc. .......................   3,830       98,469
  Equity One, Inc. ...............................   6,390      147,481
  Highwoods Properties, Inc. .....................   3,040       98,891
  Hospitality Properties Trust....................   3,550      136,178
  Liberty Property Trust..........................   2,800      105,028
  Mack-Cali Realty Corp. .........................   2,710      104,606
  Nationwide Health Properties, Inc. .............   4,250      101,278
  Potlatch Corp. .................................   4,820      210,586
  Rayonier, Inc. .................................   2,960      125,326
  Weingarten Realty Investors.....................   1,780       65,166
                                                            -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                   1,193,009
                                                            -----------

  ROAD & RAIL 5.4%
  Avis Budget Group, Inc.*........................  24,859      638,131
  Con-way, Inc. ..................................   2,390      118,042
  Werner Enterprises, Inc. .......................   7,498      145,761
  YRC Worldwide, Inc.*............................  10,300      330,836
                                                            -----------
TOTAL ROAD & RAIL                                             1,232,770
                                                            -----------

See Notes to Financial Statements.

28



RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
  Fairchild Semiconductor International, Inc.*....   4,050      $73,912
                                                            -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                   73,912
                                                            -----------

  SPECIALTY RETAIL 1.3%
  Borders Group, Inc. ............................  10,950      179,142
  Foot Locker, Inc. ..............................   6,640      123,238
                                                            -----------
TOTAL SPECIALTY RETAIL                                          302,380
                                                            -----------

  THRIFTS & MORTGAGE FINANCE 1.6%
  Astoria Financial Corp. ........................   2,730       64,291
  First Niagara Financial Group, Inc. ............  12,160      156,378
  Washington Federal, Inc. .......................   6,500      146,445
                                                            -----------
TOTAL THRIFTS & MORTGAGE FINANCE                                367,114
                                                            -----------

  TOBACCO 1.9%
  Universal Corp. ................................   7,870      434,503
                                                            -----------
TOTAL TOBACCO                                                   434,503
                                                            -----------

  TRADING COMPANIES & DISTRIBUTORS 0.8%
  United Rentals, Inc.*...........................   5,340      171,628
                                                            -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                          171,628
                                                            -----------

  WIRELESS TELECOMMUNICATION SERVICES 0.4%
  Telephone & Data Systems, Inc. .................   1,550      102,920
                                                            -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                       102,920
                                                            -----------
TOTAL COMMON STOCKS
  (Cost $24,092,074)                                         22,570,053
                                                            -----------

SHORT TERM INVESTMENTS 0.3%
  SSgA Prime Money Market Fund....................  58,637       58,637
                                                            -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $58,637)                                                 58,637
                                                            -----------
TOTAL INVESTMENTS 99.9%
  (Cost $24,150,711)                                         22,628,690
                                                            -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%                      19,275
                                                            -----------
NET ASSETS--100.0%                                          $22,647,965
-----------------------------------------------------------------------



* Non-Income Producing Security.



See Notes to Financial Statements.

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)                                July 31, 2007

--------------------------------------------------------------------------------



                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

COMMON STOCKS 99.8%
  AEROSPACE & DEFENSE 1.3%
  Alliant Techsystems, Inc.*......................   1,739     $172,352
                                                            -----------
TOTAL AEROSPACE & DEFENSE                                       172,352
                                                            -----------

  AIR FREIGHT & LOGISTICS 0.9%
  Expeditors International Washington, Inc. ......   2,678      119,653
                                                            -----------
TOTAL AIR FREIGHT & LOGISTICS                                   119,653
                                                            -----------

  AIRLINES 0.4%
  Airtran Holdings, Inc.*.........................   6,256       61,559
                                                            -----------
TOTAL AIRLINES                                                   61,559
                                                            -----------

  AUTOMOBILES 0.9%
  Thor Industries, Inc. ..........................   3,148      129,131
                                                            -----------
TOTAL AUTOMOBILES                                               129,131
                                                            -----------

  BEVERAGES 1.1%
  Hansen Natural Corp.*...........................   3,678      149,143
                                                            -----------
TOTAL BEVERAGES                                                 149,143
                                                            -----------

  BIOTECHNOLOGY 1.0%
  Cephalon, Inc.*.................................   1,849      138,934
                                                            -----------
TOTAL BIOTECHNOLOGY                                             138,934
                                                            -----------
  CAPITAL MARKETS 3.1%
  Eaton Vance Corp. ..............................   3,508      146,845
  Nuveen Investments, Inc. -- Class A.............   1,909      116,716
  SEI Investments Co. ............................   3,408       92,902
  Waddell & Reed Financial, Inc. -- Class A.......   2,978       75,075
                                                            -----------
TOTAL CAPITAL MARKETS                                           431,538
                                                            -----------

  COMMERCIAL SERVICES & SUPPLIES 4.7%
  ChoicePoint, Inc.*..............................   1,809       70,081
  Copart, Inc.*...................................   3,018       84,926
  Corporate Executive Board Co. ..................   1,399       94,320
  Dun & Bradstreet Corp. .........................     610       59,634
  Mine Safety Appliances Co. .....................   2,249      102,667
  Rollins, Inc. ..................................   4,537      107,981
  Stericycle, Inc.*...............................   2,508      120,233
                                                            -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                            639,842
                                                            -----------

  COMMUNICATIONS EQUIPMENT 0.9%
  Plantronics, Inc. ..............................   4,487      125,726
                                                            -----------
TOTAL COMMUNICATIONS EQUIPMENT                                  125,726
                                                            -----------

  COMPUTERS & PERIPHERALS 1.3%
  Western Digital Corp.*..........................   8,225      175,604
                                                            -----------
TOTAL COMPUTERS & PERIPHERALS                                   175,604
                                                            -----------

  CONSTRUCTION & ENGINEERING 0.7%
  Jacobs Engineering Group, Inc.*.................   1,639      101,011
                                                            -----------
TOTAL CONSTRUCTION & ENGINEERING                                101,011
                                                            -----------

  DIVERSIFIED CONSUMER SERVICES 6.9%
  Career Education Corp.*.........................   6,596      195,769
  Corinthian Colleges, Inc.*......................  13,691      184,418
  DeVry, Inc. ....................................   2,009       65,092
  ITT Educational Services, Inc.*.................   1,939      204,875
  Matthews International Corp. -- Class A.........   2,629      100,585
  Strayer Education, Inc. ........................   1,279      193,807
                                                            -----------
TOTAL DIVERSIFIED CONSUMER SERVICES                             944,546
                                                            -----------

See Notes to Financial Statements.

30



RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  DIVERSIFIED FINANCIAL SERVICES 0.9%
  Leucadia National Corp. ........................   3,458     $130,021
                                                            -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES                            130,021
                                                            -----------

  ELECTRICAL EQUIPMENT 1.0%
  AMETEK, Inc. ...................................   1,749       68,246
  Roper Industries, Inc. .........................   1,059       63,519
                                                            -----------
TOTAL ELECTRICAL EQUIPMENT                                      131,765
                                                            -----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.6%
  Amphenol Corp. .................................   2,688       92,091
  CDW Corp.*......................................   1,499      126,171
                                                            -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                        218,262
                                                            -----------

  ENERGY EQUIPMENT & SERVICES 2.4%
  FMC Technologies, Inc.*.........................   1,159      106,072
  Patterson-UTI Energy, Inc. .....................   3,348       76,669
  Superior Energy Services, Inc.*.................   3,567      143,821
                                                            -----------
TOTAL ENERGY EQUIPMENT & SERVICES                               326,562
                                                            -----------

  GAS UTILITIES 0.5%
  Equitable Resources, Inc. ......................   1,489       70,147
                                                            -----------
TOTAL GAS UTILITIES                                              70,147
                                                            -----------

  HEALTH CARE EQUIPMENT & SUPPLIES 5.2%
  Cytyc Corp.*....................................   5,636      237,276
  Dentsply International, Inc. ...................   2,798      102,099
  Edwards Lifesciences Corp.*.....................   1,039       47,752
  Gen-Probe, Inc.*................................   3,527      222,236
  ResMed, Inc.*...................................   2,628      112,952
                                                            -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                          722,315
                                                            -----------

  HEALTH CARE PROVIDERS & SERVICES 5.2%
  Apria Healthcare Group, Inc.*...................   5,156      135,190
  Community Health Systems, Inc.*.................   4,437      172,599
  Health Management Associates, Inc. --  Class A..  11,223       90,458
  Henry Schein, Inc.*.............................   1,709       92,867
  Lincare Holdings, Inc.*.........................   3,497      124,808
  Universal Health Services, Inc. -- Class B......   1,769       92,766
                                                            -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                          708,688
                                                            -----------

  HEALTH CARE TECHNOLOGY 0.7%
  Cerner Corp.*...................................   1,749       92,470
                                                            -----------
TOTAL HEALTH CARE TECHNOLOGY                                     92,470
                                                            -----------

  HOTELS, RESTAURANTS & LEISURE 4.1%
  Applebee's International, Inc. .................   4,587      112,840
  Brinker International, Inc. ....................   3,248       87,501
  Cheesecake Factory*.............................   4,057       99,883
  International Speedway Corp. -- Class A.........   1,559       74,661
  Ruby Tuesday, Inc. .............................   3,178       70,711
  Scientific Games Corp. -- Class A*..............   3,558      122,075
                                                            -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                             567,671
                                                            -----------

  HOUSEHOLD DURABLES 3.0%
  Hovnanian Enterprises, Inc. -- Class A*.........   5,057       66,955
  NVR, Inc.*......................................     270      156,190
  Ryland Group, Inc. .............................   2,778       92,368
  Toll Brothers, Inc.*............................   4,237       92,917
                                                            -----------
TOTAL HOUSEHOLD DURABLES                                        408,430
                                                            -----------

See Notes to Financial Statements.

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  HOUSEHOLD PRODUCTS 2.2%
  Church & Dwight Co., Inc. ......................   1,859      $91,203
  Energizer Holdings, Inc.*.......................   2,059      207,753
                                                            -----------
TOTAL HOUSEHOLD PRODUCTS                                        298,956
                                                            -----------

  INSURANCE 3.2%
  Brown & Brown, Inc. ............................   5,037      129,451
  Everest Re Group Ltd. ..........................   1,000       98,250
  HCC Insurance Holdings, Inc. ...................   2,918       85,439
  W.R. Berkley Corp. .............................   4,407      129,654
                                                            -----------
TOTAL INSURANCE                                                 442,794
                                                            -----------

  IT SERVICES 4.0%
  Alliance Data Systems Corp.*....................   1,599      122,803
  CSG Systems International*......................   2,618       65,502
  DST Systems, Inc.*..............................   2,478      188,006
  Global Payments, Inc. ..........................   2,379       88,975
  SRA International, Inc. -- Class A*.............   3,308       78,796
                                                            -----------
TOTAL IT SERVICES                                               544,082
                                                            -----------

  LIFE SCIENCES TOOLS & SERVICES 4.2%
  Affymetrix, Inc.*...............................   2,478       60,414
  Covance, Inc.*..................................     800       56,456
  Invitrogen Corp.*...............................   1,659      119,116
  Pharmaceutical Product Development, Inc. .......   3,038      101,773
  Techne Corp.*...................................   1,929      108,526
  Ventana Medical Systems, Inc.*..................   1,639      136,594
                                                            -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES                            582,879
                                                            -----------

  MACHINERY 1.9%
  Donaldson Co., Inc. ............................   2,428       88,355
  Graco, Inc. ....................................   2,218       91,027
  Oshkosh Truck Corp. ............................   1,529       87,535
                                                            -----------
TOTAL MACHINERY                                                 266,917
                                                            -----------

  MEDIA 2.8%
  Catalina Marketing Corp. .......................   2,558       77,226
  Entercom Communications Corp. -- Class A........   3,378       76,275
  Harte-Hanks, Inc. ..............................   2,289       53,906
  John Wiley & Sons, Inc.- Class A................   2,469      104,414
  Valassis Communications, Inc.*..................   5,666       67,256
                                                            -----------
TOTAL MEDIA                                                     379,077
                                                            -----------

  METALS & MINING 2.2%
  Commercial Metals Co. ..........................   4,587      141,463
  Steel Dynamics, Inc. ...........................   3,728      156,315
                                                            -----------
TOTAL METALS & MINING                                           297,778
                                                            -----------

  MULTILINE RETAIL 1.8%
  99 Cents Only Stores*...........................   9,634      117,246
  Dollar Tree Stores, Inc.*.......................   3,418      130,772
                                                            -----------
TOTAL MULTILINE RETAIL                                          248,018
                                                            -----------

  OFFICE ELECTRONICS 0.5%
  Zebra Technologies Corp. -- Class A*............   1,769       64,091
                                                            -----------
TOTAL OFFICE ELECTRONICS                                         64,091
                                                            -----------

See Notes to Financial Statements.

32


RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  OIL, GAS & CONSUMABLE FUELS 6.7%
  Denbury Resources, Inc.*........................   3,877     $155,080
  Frontier Oil Corp. .............................   4,887      189,274
  Newfield Exploration Co.*.......................   2,808      134,924
  Pioneer Natural Resources Co. ..................   3,298      150,059
  Pogo Producing Co. .............................   3,158      168,195
  Quicksilver Resources, Inc.*....................   1,839       77,459
  Southwestern Energy Co.*........................   1,129       45,871
                                                            -----------
TOTAL OIL, GAS & CONSUMABLE FUELS                               920,862
                                                            -----------

  PERSONAL PRODUCTS 0.8%
  NBTY, Inc.*.....................................   2,658      115,729
                                                            -----------
TOTAL PERSONAL PRODUCTS                                         115,729
                                                            -----------

  PHARMACEUTICALS 4.1%
  Endo Pharmaceuticals Holdings, Inc.*............   5,668      192,769
  Medicis Pharmaceutical Corp. -- Class A.........   2,608       74,406
  Par Pharmaceutical Cos., Inc.*..................   8,714      206,435
  Sepracor, Inc.*.................................   3,308       93,054
                                                            -----------
TOTAL PHARMACEUTICALS                                           566,664
                                                            -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.1%
  Cree, Inc.*.....................................   4,967      127,255
  Silicon Laboratories, Inc.*.....................   4,587      159,765
                                                            -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                  287,020
                                                            -----------

  SOFTWARE 2.9%
  Activision, Inc.*...............................   2,738       46,847
  Fair Isaac Corp. ...............................   1,849       72,592
  Jack Henry & Associates, Inc. ..................   3,338       80,179
  Macrovision Corp.*..............................   3,458       82,231
  McAfee, Inc.*...................................   3,318      118,983
                                                            -----------
TOTAL SOFTWARE                                                  400,832
                                                            -----------

  SPECIALTY RETAIL 11.3%
  Advance Auto Parts, Inc. .......................   3,398      118,149
  Aeropostale, Inc.*..............................   5,976      227,567
  American Eagle Outfitters.......................   2,788       67,637
  Chico's FAS, Inc.*..............................   8,125      157,300
  Dick's Sporting Goods, Inc.*....................   2,019      113,528
  GameStop Corp. -- Class A*......................   5,166      208,448
  O'Reilly Automotive, Inc.*......................   2,798       93,201
  Pacific Sunwear Of California*..................   6,326      113,995
  Petsmart, Inc. .................................   3,758      121,496
  Ross Stores, Inc. ..............................   4,057      117,369
  Urban Outfitters, Inc.*.........................   5,386      108,043
  Williams-Sonoma, Inc. ..........................   3,468      106,780
                                                            -----------
TOTAL SPECIALTY RETAIL                                        1,553,513
                                                            -----------

  TEXTILES, APPAREL & LUXURY GOODS 0.6%
  Timberland Co. -- Class A*......................   3,668       87,188
                                                            -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                           87,188
                                                            -----------

  TRADING COMPANIES & DISTRIBUTORS 0.7%
  Fastenal Co. ...................................   2,279      102,714
                                                            -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                          102,714
                                                            -----------
TOTAL COMMON STOCKS
  (Cost $13,799,111)                                         13,724,484
                                                            -----------


See Notes to Financial Statements.

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

SHORT TERM INVESTMENTS 0.2%
  SSgA Prime Money Market Fund....................  30,646      $30,646
                                                            -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $30,646)                                                 30,646
                                                            -----------
TOTAL INVESTMENTS 100.0%
  (Cost $13,829,757)                                         13,755,130
                                                            -----------
LIABILITIES IN EXCESS OF OTHER ASSETS--0.0%(A)                  (1,448)
                                                            -----------
NET ASSETS--100.0%                                          $13,753,682



--------------------------------------------------------------------------------
* Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.



See Notes to Financial Statements.

34


RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                                July 31, 2007

--------------------------------------------------------------------------------



                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS 99.5%
  AEROSPACE & DEFENSE 0.4%
  Applied Signal Technology, Inc. ................    7,420     $108,035
                                                             -----------
TOTAL AEROSPACE & DEFENSE                                        108,035
                                                             -----------

  AIRLINES 1.8%
  Frontier Airlines Holdings, Inc.*...............   20,759      110,023
  Mesa Air Group, Inc.*...........................   35,068      233,202
  SkyWest, Inc. ..................................    5,280      117,797
                                                             -----------
TOTAL AIRLINES                                                   461,022
                                                             -----------

  AUTO COMPONENTS 2.0%
  Standard Motor Products, Inc. ..................   20,809      259,072
  Superior Industries International...............   14,269      263,977
                                                             -----------
TOTAL AUTO COMPONENTS                                            523,049
                                                             -----------

  AUTOMOBILES 2.3%
  Coachmen Industries, Inc. ......................   24,388      194,616
  Fleetwood Enterprises, Inc.*....................   17,889      169,230
  Monaco Coach Corp. .............................   17,129      238,950
                                                             -----------
TOTAL AUTOMOBILES                                                602,796
                                                             -----------

  BUILDING PRODUCTS 1.8%
  Apogee Enterprises, Inc. .......................    4,400      113,344
  Gibraltar Industries, Inc. .....................    6,750      130,342
  Lennox International, Inc. .....................    2,510       96,133
  Universal Forest Products, Inc. ................    3,080      121,845
                                                             -----------
TOTAL BUILDING PRODUCTS                                          461,664
                                                             -----------

  CAPITAL MARKETS 1.1%
  LaBranche & Co., Inc.*..........................   16,779      108,560
  Piper Jaffray Cos.*.............................    1,180       56,546
  SWS Group, Inc. ................................    6,170      108,900
                                                             -----------
TOTAL CAPITAL MARKETS                                            274,006
                                                             -----------

  CHEMICALS 6.9%
  Arch Chemicals, Inc. ...........................    4,710      166,640
  Georgia Gulf Corp. .............................   14,009      226,806
  Material Sciences Corp.*........................    7,440       81,840
  Omnova Solutions, Inc.*.........................   24,968      141,319
  Penford Corp. ..................................    9,429      336,898
  PolyOne Corp.*..................................   29,528      222,050
  Quaker Chemical Corp. ..........................   11,039      239,767
  Schulman A, Inc. ...............................   10,729      249,127
  Tronox, Inc. ...................................    9,489      116,715
                                                             -----------
TOTAL CHEMICALS                                                1,781,162
                                                             -----------

  COMMERCIAL BANKS 3.4%
  Central Pacific Financial Corp. ................    1,560       44,008
  Community Bank System, Inc. ....................    4,850       87,251
  First Bancorp...................................   19,009      174,883
  First Commonwealth Financial Corp. .............    9,989       94,696
  First Financial Bancorp.........................    5,880       71,912
  Irwin Financial Corp. ..........................    3,850       45,122
  Provident Bankshares Corp. .....................    2,630       75,481
  South Financial Group, Inc......................    3,770       81,281
  Sterling Bancorp................................    5,130       74,642
  Susquehanna Bancshares, Inc. ...................    4,370       75,601
  Whitney Holding Corp. ..........................    2,560       63,974
                                                             -----------
TOTAL COMMERCIAL BANKS                                           888,851
                                                             -----------

See Notes to Financial Statements.

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  COMMERCIAL SERVICES & SUPPLIES 5.5%
  ABM Industries, Inc. ...........................    6,000     $150,960
  Angelica Corp. .................................    6,920      151,064
  Bowne & Co., Inc. ..............................    4,600       79,764
  CDI Corp. ......................................    5,370      151,917
  Spherion Corp.*.................................   39,987      353,085
  Standard Register Co. ..........................   24,688      331,807
  United Stationers, Inc.*........................    2,680      170,823
  Volt Information Sciences, Inc.*................    3,130       48,765
                                                             -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                           1,438,185
                                                             -----------

  COMMUNICATIONS EQUIPMENT 0.9%
  Inter-Tel, Inc. ................................    6,180      153,387
  Tollgrade Communications, Inc.*.................    8,149       84,098
                                                             -----------
TOTAL COMMUNICATIONS EQUIPMENT                                   237,485
                                                             -----------

  COMPUTERS & PERIPHERALS 0.3%
  Adaptec, Inc.*..................................   22,379       78,327
                                                             -----------
TOTAL COMPUTERS & PERIPHERALS                                     78,327
                                                             -----------

  CONSTRUCTION & ENGINEERING 0.7%
  Shaw Group, Inc.*...............................    1,760       93,667
  URS Corp.*......................................    1,700       83,742
                                                             -----------
TOTAL CONSTRUCTION & ENGINEERING                                 177,409
                                                             -----------

  CONTAINERS & PACKAGING 2.1%
  Caraustar Industries, Inc.*.....................   19,499       93,985
  Chesapeake Corp. ...............................   25,178      280,735
  Rock-Tenn Co. ..................................    5,160      158,515
                                                             -----------
TOTAL CONTAINERS & PACKAGING                                     533,235
                                                             -----------

  DISTRIBUTORS 1.0%
  Audiovox Corp. -- Class A*......................    8,739       88,438
  Building Materials Holding Corp. ...............   12,229      169,861
                                                             -----------
TOTAL DISTRIBUTORS                                               258,299
                                                             -----------

  ELECTRIC UTILITIES 3.7%
  Allete, Inc. ...................................    2,340      102,586
  Central Vermont Public Service Corp. ...........   12,399      421,566
  Cleco Corp. ....................................    7,939      188,551
  UIL Holdings Corp. .............................    3,780      111,812
  Unisource Energy Corp. .........................    4,260      129,632
                                                             -----------
TOTAL ELECTRIC UTILITIES                                         954,147
                                                             -----------

  ELECTRICAL EQUIPMENT 2.0%
  AO Smith Corp. .................................    4,340      210,707
  C&D Technologies, Inc.*.........................   65,966      317,956
                                                             -----------
TOTAL ELECTRICAL EQUIPMENT                                       528,663
                                                             -----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 5.4%
  Agilysys, Inc. .................................   15,109      290,244
  Anixter International, Inc.*....................    3,170      262,001
  Bell Microproducts, Inc.*.......................   30,928      194,228
  Brightpoint, Inc.*..............................   10,449      137,195
  CTS Corp. ......................................    4,320       55,037
  Insight Enterprises, Inc.*......................    8,449      190,609
  Methode Electronics, Inc. ......................   10,599      171,386
  Park Electrochemical Corp. .....................    3,420      101,403
                                                             -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                       1,402,103
                                                             -----------

See Notes to Financial Statements.

36



RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  FOOD & STAPLES RETAILING 5.1%
  Casey's General Stores, Inc. ...................    4,030     $100,468
  Longs Drug Stores Corp. ........................    4,630      223,907
  Nash Finch Co. .................................   14,689      591,526
  Performance Food Group Co.*.....................    8,549      245,014
  Spartan Stores, Inc. ...........................    5,440      159,229
                                                             -----------
TOTAL FOOD & STAPLES RETAILING                                 1,320,144
                                                             -----------

  FOOD PRODUCTS 0.6%
  Lance, Inc. ....................................    6,400      161,216
                                                             -----------
TOTAL FOOD PRODUCTS                                              161,216
                                                             -----------

  GAS UTILITIES 4.1%
  Atmos Energy Corp. .............................    7,870      220,911
  Laclede Group, Inc..............................    6,120      180,846
  New Jersey Resources Corp. .....................    2,460      115,620
  Northwest Natural Gas Co. ......................    2,960      123,343
  Piedmont Natural Gas Co. .......................    4,150       96,239
  South Jersey Industries, Inc. ..................    2,620       85,857
  Southwest Gas Corp. ............................    3,690      114,685
  UGI Corp. ......................................    4,700      121,307
                                                             -----------
TOTAL GAS UTILITIES                                            1,058,808
                                                             -----------

  HEALTH CARE EQUIPMENT & SUPPLIES 1.9%
  Datascope Corp. ................................    4,590      157,942
  Invacare Corp. .................................    6,570      135,013
  Theragenics Corp.*..............................   49,087      193,894
                                                             -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                           486,849
                                                             -----------

  HEALTH CARE PROVIDERS & SERVICES 2.8%
  Gentiva Health Services, Inc.*..................    4,390       87,668
  MedCath Corp.*..................................    4,000      121,160
  Owens & Minor, Inc. ............................    6,360      244,542
  RehabCare Group, Inc.*..........................   12,409      175,836
  Res-Care, Inc.*.................................    4,800       93,264
                                                             -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                           722,470
                                                             -----------

  HOTELS, RESTAURANTS & LEISURE 1.3%
  Landry's Restaurants, Inc. .....................    5,370      142,251
  Marcus Corp. ...................................    3,880       76,358
  O'Charleys, Inc. ...............................    6,990      123,933
                                                             -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                              342,542
                                                             -----------

  HOUSEHOLD DURABLES 6.8%
  Bassett Furniture Industries, Inc. .............   16,809      219,694
  Champion Enterprises, Inc.*.....................    6,830       80,048
  Ethan Allen Interiors, Inc. ....................    1,500       51,240
  La-Z-Boy, Inc. .................................   30,038      300,680
  Libbey, Inc. ...................................   31,398      626,390
  M/I Homes, Inc. ................................    6,890      169,149
  National Presto Industries, Inc. ...............    1,740       97,701
  Skyline Corp. ..................................    2,210       61,769
  Standard-Pacific Corp. .........................    9,949      147,345
                                                             -----------
TOTAL HOUSEHOLD DURABLES                                       1,754,016
                                                             -----------

  HOUSEHOLD PRODUCTS 0.2%
  Spectrum Brands, Inc.*..........................   10,609       46,574
                                                             -----------
TOTAL HOUSEHOLD PRODUCTS                                          46,574
                                                             -----------

See Notes to Financial Statements.

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  INDUSTRIAL CONGLOMERATES 0.8%
  Standex International Corp. ....................    5,740     $136,038
  Tredegar Corp. .................................    4,270       78,397
                                                             -----------
TOTAL INDUSTRIAL CONGLOMERATES                                   214,435
                                                             -----------

  INSURANCE 3.8%
  LandAmerica Financial Group, Inc. ..............    5,540      424,309
  Presidential Life Corp. ........................    5,700       92,967
  Safety Insurance Group, Inc. ...................    1,250       41,625
  SCPIE Holdings, Inc.*...........................    2,120       47,636
  Selective Insurance Group.......................    3,400       69,768
  Stewart Information Services Corp. .............    8,349      304,572
                                                             -----------
TOTAL INSURANCE                                                  980,877
                                                             -----------

  INTERNET SOFTWARE & SERVICES 2.4%
  MIVA, Inc.*.....................................   72,585      468,173
  United Online, Inc. ............................   11,499      162,366
                                                             -----------
TOTAL INTERNET SOFTWARE & SERVICES                               630,539
                                                             -----------

  IT SERVICES 1.2%
  Ciber, Inc.*....................................   21,039      159,686
  Startek, Inc. ..................................   14,989      164,279
                                                             -----------
TOTAL IT SERVICES                                                323,965
                                                             -----------

  LEISURE EQUIPMENT & PRODUCTS 1.6%
  Arctic Cat, Inc. ...............................    9,849      178,464
  Jakks Pacific, Inc.*............................    3,770       89,387
  K2, Inc.*.......................................    9,979      145,793
                                                             -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                               413,644
                                                             -----------

  MACHINERY 3.2%
  Albany International Corp. -- Class A...........    2,500       93,700
  Barnes Group, Inc. .............................    3,490      108,888
  Briggs & Stratton Corp. ........................    8,639      245,002
  Lydall, Inc.*...................................   15,199      175,548
  Mueller Industries, Inc. .......................    2,620       96,626
  Wabash National Corp. ..........................    9,479      120,478
                                                             -----------
TOTAL MACHINERY                                                  840,242
                                                             -----------

  MEDIA 0.4%
  Radio One, Inc. -- Class D*.....................   15,419       93,902
                                                             -----------
TOTAL MEDIA                                                       93,902
                                                             -----------

  METALS & MINING 2.5%
  AM Castle & Co. ................................    2,430       80,239
  Quanex Corp. ...................................    2,640      118,958
  Ryerson, Inc. ..................................   13,919      446,661
                                                             -----------
TOTAL METALS & MINING                                            645,858
                                                             -----------

  MULTI-UTILITIES 1.2%
  Avista Corp. ...................................    7,010      138,938
  CH Energy Group, Inc. ..........................    3,870      171,635
                                                             -----------
TOTAL MULTI-UTILITIES                                            310,573
                                                             -----------

  MULTILINE RETAIL 0.8%
  Fred's, Inc. -- Class A.........................   18,419      218,634
                                                             -----------
TOTAL MULTILINE RETAIL                                           218,634
                                                             -----------

  PAPER & FOREST PRODUCTS 1.8%
  Buckeye Technologies, Inc.*.....................    6,970      106,850
  Neenah Paper, Inc. .............................    2,400       92,952
  Schweitzer-Mauduit International, Inc. .........    7,610      173,736
  Wausau Paper Corp. .............................    7,410       82,918
                                                             -----------
TOTAL PAPER & FOREST PRODUCTS                                    456,456
                                                             -----------

See Notes to Financial Statements.

38



RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  PHARMACEUTICALS 0.4%
  Alpharma, Inc. -- Class A.......................    4,580     $113,538
                                                             -----------
TOTAL PHARMACEUTICALS                                            113,538
                                                             -----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 4.0%
  Colonial Properties Trust.......................    2,910      100,657
  Entertainment Properties Trust..................    1,430       63,706
  Inland Real Estate Corp. .......................    4,700       71,064
  Kite Realty Group Trust.........................    3,760       60,010
  Lexington Corporate Properties Trust............    6,610      124,731
  LTC Properties, Inc. ...........................    5,100      102,357
  Medical Properties Trust, Inc. .................    3,450       38,640
  Mid-America Apartment Communities, Inc. ........      970       43,776
  National Retail Properties, Inc. ...............    6,700      145,122
  Parkway Properties, Inc. .......................    2,940      119,305
  Senior Housing Properties Trust.................    5,750       99,360
  Sovran Self Storage, Inc. ......................    1,530       65,943
                                                             -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                    1,034,671
                                                             -----------

  ROAD & RAIL 0.6%
  Arkansas Best Corp. ............................    4,250      153,127
                                                             -----------
TOTAL ROAD & RAIL                                                153,127
                                                             -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
  Photronics, Inc.*...............................    4,900       68,698
                                                             -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                    68,698
                                                             -----------

  SPECIALTY RETAIL 5.0%
  Cost Plus, Inc.*................................   24,688      175,038
  Group 1 Automotive, Inc. .......................    3,520      132,070
  Haverty Furniture Cos., Inc. ...................   17,309      192,995
  Jo-Ann Stores, Inc.*............................    8,039      191,409
  PEP Boys-Manny Moe & Jack.......................   15,609      264,260
  Sonic Automotive, Inc. -- Class A...............    9,109      249,587
  Stein Mart, Inc. ...............................    7,580       81,561
                                                             -----------
TOTAL SPECIALTY RETAIL                                         1,286,920
                                                             -----------

  TEXTILES, APPAREL & LUXURY GOODS 1.2%
  Ashworth, Inc.*.................................   27,978      197,525
  Kellwood Co. ...................................    4,800      123,072
                                                             -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                           320,597
                                                             -----------

  THRIFTS & MORTGAGE FINANCE 2.8%
  Bank Mutual Corp. ..............................    5,060       53,130
  Brookline Bancorp, Inc. ........................   10,729      110,187
  Dime Community Bancshares.......................    9,639      107,861
  Flagstar Bancorp, Inc. .........................   20,439      218,697
  Fremont General Corp. ..........................   12,569       72,523
  MAF Bancorp, Inc. ..............................    2,010      105,565
  TrustCo Bank Corp. NY...........................    6,710       62,269
                                                             -----------
TOTAL THRIFTS & MORTGAGE FINANCE                                 730,232
                                                             -----------

  TOBACCO 0.6%
  Alliance One International, Inc.*...............   16,829      145,571
                                                             -----------
TOTAL TOBACCO                                                    145,571
                                                             -----------

See Notes to Financial Statements.

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  TRADING COMPANIES & DISTRIBUTORS 0.8%
  Kaman Corp. ....................................    6,520     $218,355
                                                             -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                           218,355
                                                             -----------
TOTAL COMMON STOCKS
  (Cost $27,164,301)                                          25,801,891
                                                             -----------

SHORT TERM INVESTMENTS 0.4%
  SSgA Prime Money Market Fund....................  116,738      116,738
                                                             -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $116,738)                                                116,738
                                                             -----------
TOTAL INVESTMENTS 99.9%
  (Cost $27,281,039)                                          25,918,629
                                                             -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%                       17,427
                                                             -----------
NET ASSETS--100.0%                                           $25,936,056
------------------------------------------------------------------------



* Non-Income Producing Security.



See Notes to Financial Statements.

40



RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)                                July 31, 2007

--------------------------------------------------------------------------------



                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

COMMON STOCKS 99.7%
  AEROSPACE & DEFENSE 2.0%
  Ceradyne, Inc.*.................................   1,660     $123,886
  Curtiss-Wright Corp. ...........................   1,950       84,961
                                                            -----------
TOTAL AEROSPACE & DEFENSE                                       208,847
                                                            -----------

  AIR FREIGHT & LOGISTICS 0.6%
  Forward Air Corp. ..............................   1,700       57,919
                                                            -----------
TOTAL AIR FREIGHT & LOGISTICS                                    57,919
                                                            -----------

  AUTO COMPONENTS 0.7%
  Drew Industries, Inc.*..........................   2,260       78,603
                                                            -----------
TOTAL AUTO COMPONENTS                                            78,603
                                                            -----------

  AUTOMOBILES 0.6%
  Winnebago Industries............................   2,420       65,292
                                                            -----------
TOTAL AUTOMOBILES                                                65,292

  BUILDING PRODUCTS 0.7%
  Simpson Manufacturing Co., Inc. ................   2,040       69,013
                                                            -----------
TOTAL BUILDING PRODUCTS                                          69,013
                                                            -----------

  CAPITAL MARKETS 0.4%
  Investment Technology Group, Inc.*..............     950       37,962
                                                            -----------
TOTAL CAPITAL MARKETS                                            37,962
                                                            -----------

  COMMERCIAL BANKS 2.5%
  Cascade Bancorp.................................   1,720       37,513
  East West Bancorp, Inc. ........................   1,140       41,792
  Nara Bancorp, Inc. .............................   3,320       49,003
  PrivateBancorp, Inc. ...........................   1,420       38,340
  UCBH Holdings, Inc. ............................   3,170       52,115
  Wilshire Bancorp, Inc. .........................   4,640       47,653
                                                            -----------
TOTAL COMMERCIAL BANKS                                          266,416
                                                            -----------

  COMMERCIAL SERVICES & SUPPLIES 1.1%
  Mobile Mini, Inc.*..............................   1,470       41,998
  Waste Connections, Inc.*........................   2,300       71,300
                                                            -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                            113,298
                                                            -----------

  COMMUNICATIONS EQUIPMENT 1.6%
  Comtech Telecommunications Corp.*...............   1,690       73,464
  NETGEAR, Inc.*..................................   3,550       98,193
                                                            -----------
TOTAL COMMUNICATIONS EQUIPMENT                                  171,657
                                                            -----------

  COMPUTERS & PERIPHERALS 3.0%
  Komag, Inc.*....................................   3,150      100,832
  Neoware, Inc.*..................................   9,020      142,606
  Synaptics, Inc.*................................   2,120       74,454
                                                            -----------
TOTAL COMPUTERS & PERIPHERALS                                   317,892
                                                            -----------

  CONSTRUCTION MATERIALS 0.8%
  Headwaters, Inc.*...............................   5,010       80,811
                                                            -----------
TOTAL CONSTRUCTION MATERIALS                                     80,811
                                                            -----------

  CONSUMER FINANCE 1.1%
  Rewards Network, Inc.*..........................  16,440       61,979
  World Acceptance Corp.*.........................   1,510       48,607
                                                            -----------
TOTAL CONSUMER FINANCE                                          110,586
                                                            -----------

  DISTRIBUTORS 0.8%
  LKQ Corp.*......................................   2,790       79,320
                                                            -----------
TOTAL DISTRIBUTORS                                               79,320
                                                            -----------

  DIVERSIFIED CONSUMER SERVICES 4.3%
  Bright Horizons Family Solutions, Inc.*.........   1,520       58,976
  Coinstar, Inc.*.................................   3,840      119,117

See Notes to Financial Statements.

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Pre-Paid Legal Services, Inc.*..................   2,200     $115,940
  Vertrue, Inc.*..................................   3,170      156,629
                                                            -----------
TOTAL DIVERSIFIED CONSUMER SERVICES                             450,662
                                                            -----------

  DIVERSIFIED FINANCIAL SERVICES 1.2%
  Portfolio Recovery Associates, Inc. ............   2,310      120,698
                                                            -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES                            120,698
                                                            -----------

  DIVERSIFIED TELECOMMUNICATION SERVICES 0.5%
  General Communication, Inc. -- Class A*.........   4,300       49,493
                                                            -----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                     49,493
                                                            -----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 4.5%
  Daktronics, Inc. ...............................   1,550       32,953
  Flir Systems, Inc.*.............................   3,690      161,068
  Itron, Inc.*....................................   1,540      122,322
  Scansource, Inc.*...............................   2,490       66,807
  Trimble Navigation Ltd.*........................   2,700       89,181
                                                            -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                        472,331
                                                            -----------

  ENERGY EQUIPMENT & SERVICES 4.1%
  CARBO Ceramics, Inc. ...........................   1,670       75,284
  Hornbeck Offshore Services, Inc.*...............   2,540      109,347
  Oceaneering International, Inc.*................   1,050       58,968
  Unit Corp.*.....................................   1,580       86,995
  W-H Energy Services, Inc.*......................   1,580      101,246
                                                            -----------
TOTAL ENERGY EQUIPMENT & SERVICES                               431,840
                                                            -----------

  FOOD & STAPLES RETAILING 0.4%
  United Natural Foods, Inc.*.....................   1,600       43,568
                                                            -----------
TOTAL FOOD & STAPLES RETAILING                                   43,568
                                                            -----------

  FOOD PRODUCTS 1.0%
  Sanderson Farms, Inc. ..........................   2,670      106,453
                                                            -----------
TOTAL FOOD PRODUCTS                                             106,453
                                                            -----------

  HEALTH CARE EQUIPMENT & SUPPLIES 11.6%
  American Medical Systems Holdings, Inc.*........   3,370       61,604
  Arthrocare Corp.*...............................   1,220       61,756
  Biolase Technology, Inc.*.......................   7,210       50,831
  Cooper Cos., Inc................................   1,490       74,694
  Greatbatch, Inc.*...............................   2,380       73,851
  Hologic, Inc.*..................................   1,320       68,376
  ICU Medical, Inc.*..............................   1,050       34,902
  Idexx Laboratories, Inc.*.......................     670       67,174
  Immucor, Inc.*..................................   2,730       85,067
  Integra LifeSciences Holdings Corp.*............   2,710      134,551
  Kensey Nash Corp.*..............................   2,170       52,970
  Mentor Corp. ...................................   1,390       54,697
  Merit Medical Systems, Inc.*....................   3,880       43,417
  PolyMedica Corp. ...............................   1,730       69,875
  Possis Medical, Inc.*...........................   9,620      106,974
  Respironics, Inc.*..............................   1,520       69,540
  SurModics, Inc.*................................   2,260      103,666
                                                            -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                        1,213,945
                                                            -----------

  HEALTH CARE PROVIDERS & SERVICES 7.0%
  Amedisys, Inc.*.................................   2,030       76,836
  AMN Healthcare Services, Inc.*..................   4,360       93,609
  Amsurg Corp.*...................................   2,950       74,163
  HealthExtras, Inc.*.............................   3,260       87,466
  Healthways, Inc.*...............................   2,130       93,081

See Notes to Financial Statements.

42



RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Odyssey HealthCare, Inc.*.......................   4,840      $52,320
  Pediatrix Medical Group, Inc.*..................   1,150       62,054
  Sierra Health Services, Inc.*...................   2,340       95,098
  Sunrise Senior Living, Inc.*....................   2,490       99,002
                                                            -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                          733,629
                                                            -----------

  HOTELS, RESTAURANTS & LEISURE 6.0%
  CEC Entertainment, Inc.*........................   1,630       48,101
  Jack in the Box, Inc.*..........................     840       53,752
  Monarch Casino & Resort, Inc.*..................   2,800       79,212
  Multimedia Games, Inc.*.........................  10,230      107,210
  P.F. Chang's China Bistro, Inc.*................   2,430       79,558
  Panera Bread Co. -- Class A*....................   1,770       71,933
  Papa John's International, Inc.*................   2,350       64,461
  Shuffle Master, Inc.*...........................   3,940       57,248
  Sonic Corp.*....................................   3,220       66,525
                                                            -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                             628,000
                                                            -----------

  HOUSEHOLD DURABLES 0.4%
  Meritage Homes Corp.*...........................   2,230       43,485
                                                            -----------
TOTAL HOUSEHOLD DURABLES                                         43,485
                                                            -----------

  INSURANCE 2.1%
  Hilb Rogal & Hobbs Co. .........................   1,520       65,816
  Infinity Property & Casualty Corp. .............   2,470      108,779
  Philadelphia Consolidated Holding Co.*..........   1,310       47,343
                                                            -----------
TOTAL INSURANCE                                                 221,938
                                                            -----------

  INTERNET & CATALOG RETAIL 1.2%
  PetMed Express, Inc.*...........................   8,990      131,074
                                                            -----------
TOTAL INTERNET & CATALOG RETAIL                                 131,074
                                                            -----------

  INTERNET SOFTWARE & SERVICES 3.6%
  Bankrate, Inc.*.................................   3,120      139,932
  j2 Global Communications, Inc.*.................   4,310      140,679
  Websense, Inc.*.................................   4,890       97,604
                                                            -----------
TOTAL INTERNET SOFTWARE & SERVICES                              378,215
                                                            -----------

  IT SERVICES 1.6%
  CACI International, Inc. -- Class A*............   1,200       53,328
  eFunds Corp.*...................................   1,780       63,635
  Mantech International Corp. -- Class A*.........   1,700       55,522
                                                            -----------
TOTAL IT SERVICES                                               172,485
                                                            -----------

  LEISURE EQUIPMENT & PRODUCTS 1.4%
  Nautilus, Inc. .................................   6,490       63,862
  Pool Corp. .....................................   2,450       82,344
                                                            -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                              146,206
                                                            -----------

  LIFE SCIENCES TOOLS & SERVICES 1.6%
  Dionex Corp.*...................................   1,150       78,212
  PharmaNet Development Group, Inc.*..............   3,300       92,400
                                                            -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES                            170,612
                                                            -----------

  MACHINERY 1.7%
  ASV, Inc.*......................................   4,070       59,381
  Manitowoc Co., Inc. ............................     610       47,379
  Toro Co. .......................................   1,240       69,713
                                                            -----------
TOTAL MACHINERY                                                 176,473
                                                            -----------

See Notes to Financial Statements.

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  MARINE 0.4%
  Kirby Corp.*....................................   1,040      $42,130
                                                            -----------
TOTAL MARINE                                                     42,130
                                                            -----------

  METALS & MINING 2.0%
  Chaparral Steel Co. ............................   1,460      122,699
  Cleveland-Cliffs, Inc. .........................   1,230       85,202
                                                            -----------
TOTAL METALS & MINING                                           207,901
                                                            -----------

  OIL, GAS & CONSUMABLE FUELS 4.8%
  Cabot Oil & Gas Corp. ..........................   1,630       55,746
  Helix Energy Solutions Group, Inc.*.............   1,900       74,005
  Penn Virginia Corp. ............................   1,740       67,338
  Petroleum Development Corp.*....................   1,830       73,822
  St Mary Land & Exploration Co. .................   2,660       88,551
  Stone Energy Corp.*.............................   2,600       84,500
  Swift Energy Co.*...............................   1,440       61,546
                                                            -----------
TOTAL OIL, GAS & CONSUMABLE FUELS                               505,508
                                                            -----------

  PERSONAL PRODUCTS 1.1%
  Playtex Products, Inc.*.........................   2,100       37,611
  USANA Health Sciences, Inc.*....................   1,970       79,509
                                                            -----------
TOTAL PERSONAL PRODUCTS                                         117,120
                                                            -----------

  PHARMACEUTICALS 1.4%
  Bradley Pharmaceuticals, Inc.*..................   4,330       69,453
  Noven Pharmaceuticals, Inc.*....................   1,220       21,667
  Sciele Pharma, Inc.*............................   2,270       52,642
                                                            -----------
TOTAL PHARMACEUTICALS                                           143,762
                                                            -----------

  ROAD & RAIL 1.9%
  Heartland Express, Inc. ........................   3,780       56,360
  Knight Transportation, Inc. ....................   3,700       65,268
  Landstar System, Inc. ..........................   1,820       82,737
                                                            -----------
TOTAL ROAD & RAIL                                               204,365
                                                            -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.3%
  AMIS Holdings, Inc.*............................  10,060      103,719
  Cabot Microelectronics Corp.*...................   1,650       70,339
  Diodes, Inc.*...................................   2,345       62,307
                                                            -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                  236,365
                                                            -----------

  SOFTWARE 5.6%
  Ansys, Inc.*....................................   3,060       79,682
  Blackbaud, Inc. ................................   3,360       70,358
  EPIQ Systems, Inc.*.............................   6,850      116,793
  Factset Research Systems, Inc. .................   1,560      102,944
  Manhattan Associates, Inc.*.....................   1,640       45,707
  MICROS Systems, Inc.*...........................     750       39,960
  Quality Systems, Inc. ..........................   1,740       67,408
  Take-Two Interactive Software, Inc.*............   3,620       63,821
                                                            -----------
TOTAL SOFTWARE                                                  586,673
                                                            -----------

  SPECIALTY RETAIL 6.3%
  Children's Place Retail Stores, Inc.*...........     780       26,606
  Christopher & Banks Corp. ......................   5,060       75,495
  Dress Barn, Inc.*...............................   1,890       34,379
  Guitar Center, Inc.*............................   1,300       75,465
  Gymboree Corp.*.................................   1,230       52,951
  Hibbett Sports, Inc.*...........................   2,200       56,386
  HOT Topic, Inc.*................................   6,980       62,820
  Jos. A. Bank Clothiers, Inc.*...................   2,190       75,555
  Stage Stores, Inc. .............................   4,550       81,172

See Notes to Financial Statements.

44



RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Tractor Supply Co.*.............................   1,790      $85,061
  Tween Brands, Inc.*.............................     910       34,817
                                                            -----------
TOTAL SPECIALTY RETAIL                                          660,707
                                                            -----------

  TEXTILES, APPAREL & LUXURY GOODS 3.4%
  Crocs, Inc.*....................................   1,310       77,709
  Deckers Outdoor Corp.*..........................     800       82,480
  Fossil, Inc.*...................................   2,950       75,373
  K-Swiss, Inc. -- Class A........................   3,060       68,146
  Quiksilver, Inc.*...............................   3,800       48,754
                                                            -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                          352,462
                                                            -----------

  THRIFTS & MORTGAGE FINANCE 0.4%
  Franklin Bank Corp.*............................   3,510       37,662
                                                            -----------
TOTAL THRIFTS & MORTGAGE FINANCE                                 37,662
                                                            -----------
TOTAL COMMON STOCKS
  (Cost $10,189,109)                                         10,443,378
                                                            -----------

SHORT TERM INVESTMENTS 0.3%
  SSgA Prime Money Market Fund....................  34,397       34,397
                                                            -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $34,397)                                                 34,397
                                                            -----------
TOTAL INVESTMENTS 100.0%
  (Cost $10,223,506)                                         10,477,775
                                                            -----------
LIABILITIES IN EXCESS OF OTHER ASSETS--0.0%(A)                  (3,016)
                                                            -----------
NET ASSETS--100.0%                                          $10,474,759



--------------------------------------------------------------------------------
* Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.



See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
SCHEDULE OF INVESTMENTS (Unaudited)                                July 31, 2007

--------------------------------------------------------------------------------



                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

COMMON STOCKS 99.9%
  AUTO COMPONENTS 2.2%
  Goodyear Tire & Rubber Co.*.....................  16,939     $486,488
  Johnson Controls, Inc. .........................   5,277      597,093
                                                            -----------
TOTAL AUTO COMPONENTS                                         1,083,581
                                                            -----------

  AUTOMOBILES 3.6%
  Ford Motor Co.*.................................  69,209      588,969
  General Motors Corp. ...........................  17,501      567,032
  Harley-Davidson, Inc. ..........................   9,703      556,176
                                                            -----------
TOTAL AUTOMOBILES                                             1,712,177
                                                            -----------

  DISTRIBUTORS 1.2%
  Genuine Parts Co. ..............................  11,954      568,771
                                                            -----------
TOTAL DISTRIBUTORS                                              568,771
                                                            -----------

  DIVERSIFIED CONSUMER SERVICES 2.6%
  Apollo Group, Inc. -- Class A*..................  12,287      726,285
  H&R Block, Inc. ................................  25,778      514,271
                                                            -----------
TOTAL DIVERSIFIED CONSUMER SERVICES                           1,240,556
                                                            -----------

  HOTELS, RESTAURANTS & LEISURE 14.1%
  Carnival Corp. .................................  12,098      536,063
  Darden Restaurants, Inc. .......................  12,736      542,172
  Harrah's Entertainment, Inc. ...................   7,045      596,641
  Hilton Hotels Corp. ............................  16,963      749,934
  International Game Technology...................  15,276      539,548
  Marriott International, Inc. -- Class A.........  12,804      532,006
  McDonald's Corp. ...............................  11,429      547,106
  Starbucks Corp.*................................  21,619      576,795
  Starwood Hotels & Resorts Worldwide, Inc. ......   8,396      528,612
  Wendy's International, Inc. ....................  15,036      526,711
  Wyndham Worldwide Corp.*........................  15,947      536,617
  Yum! Brands, Inc. ..............................  17,552      562,366
                                                            -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                           6,774,571
                                                            -----------

  HOUSEHOLD DURABLES 14.2%
  Black & Decker Corp. ...........................   6,744      583,828
  Centex Corp. ...................................  13,557      505,812
  D.R. Horton, Inc. ..............................  27,855      454,594
  Fortune Brands, Inc. ...........................   7,471      607,392
  Harman International Industries, Inc. ..........   5,121      594,036
  KB HOME.........................................  13,591      432,330
  Leggett & Platt, Inc. ..........................  25,333      525,153
  Lennar Corp. -- Class A.........................  14,111      432,643
  Newell Rubbermaid, Inc. ........................  20,401      539,606
  Pulte Homes, Inc. ..............................  23,772      459,750
  Snap-On, Inc. ..................................  11,179      584,997
  Stanley Works...................................   9,756      539,800
  Whirlpool Corp. ................................   5,293      540,468
                                                            -----------
TOTAL HOUSEHOLD DURABLES                                      6,800,409
                                                            -----------

  INTERNET & CATALOG RETAIL 2.4%
  Amazon.com, Inc.*...............................   8,358      656,437
  IAC/InterActiveCorp*............................  17,290      496,915
                                                            -----------
TOTAL INTERNET & CATALOG RETAIL                               1,153,352
                                                            -----------

  LEISURE EQUIPMENT & PRODUCTS 4.3%
  Brunswick Corp. ................................  17,658      493,718
  Eastman Kodak Co. ..............................  20,171      509,318
  Hasbro, Inc. ...................................  18,879      528,989
  Mattel, Inc. ...................................  22,961      526,036
                                                            -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                            2,058,061
                                                            -----------

  MEDIA 19.7%
  CBS Corp. -- Class B............................  18,036      572,102
  Clear Channel Communications, Inc. .............  15,628      576,673

See Notes to Financial Statements.

46



RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Comcast Corp. -- Class A*.......................  21,453     $563,570
  DIRECTV Group, Inc.*............................  25,627      574,301
  Dow Jones & Co., Inc. ..........................  10,331      592,793
  E.W. Scripps Co. -- Class A.....................  13,108      537,035
  Gannett Co., Inc. ..............................  10,388      518,361
  Interpublic Group of Cos., Inc.*................  52,356      549,214
  McGraw-Hill Cos., Inc. .........................   8,504      514,492
  Meredith Corp. .................................   9,687      547,219
  New York Times Co. -- Class A...................  23,097      527,997
  News Corp. -- Class A...........................  26,757      565,108
  Omnicom Group, Inc. ............................  11,423      592,511
  Time Warner, Inc. ..............................  28,658      551,953
  Tribune Co. ....................................  19,826      554,335
  Viacom, Inc. -- Class B*........................  13,855      530,647
  Walt Disney Co. ................................  17,403      574,299
                                                            -----------
TOTAL MEDIA                                                   9,442,610
                                                            -----------

  MULTILINE RETAIL 9.7%
  Big Lots, Inc.*.................................  19,698      509,390
  Dillard's, Inc. -- Class A......................  17,066      510,103
  Family Dollar Stores, Inc. .....................  17,151      508,013
  Federated Department Stores, Inc. ..............  15,164      546,965
  J.C. Penney Holding Co., Inc. ..................   7,859      534,726
  Kohl's Corp.*...................................   8,293      504,214
  Nordstrom, Inc. ................................  11,126      529,375
  Sears Holdings Corp.*...........................   3,431      469,327
  Target Corp. ...................................   9,359      566,875
                                                            -----------
TOTAL MULTILINE RETAIL                                        4,678,988
                                                            -----------

  SPECIALTY RETAIL 18.8%
  Abercrombie & Fitch Co. -- Class A..............   7,629      533,267
  AutoNation, Inc.*...............................  26,528      516,766
  AutoZone, Inc.*.................................   4,346      551,116
  Bed Bath & Beyond, Inc.*........................  15,757      545,823
  Best Buy Co., Inc. .............................  12,469      555,993
  Circuit City Stores, Inc. ......................  35,689      424,699
  Gap, Inc. ......................................  31,501      541,817
  Home Depot, Inc. ...............................  15,667      582,342
  Limited Brands, Inc. ...........................  22,969      554,701
  Lowe's Cos., Inc. ..............................  18,978      531,574
  Office Depot, Inc.*.............................  17,207      429,487
  OfficeMax, Inc. ................................  14,357      472,058
  RadioShack Corp. ...............................  17,697      444,726
  Sherwin-Williams Co. ...........................   8,747      609,578
  Staples, Inc. ..................................  23,907      550,339
  Tiffany & Co. ..................................  12,116      584,597
  TJX Cos., Inc. .................................  20,805      577,339
                                                            -----------
TOTAL SPECIALTY RETAIL                                        9,006,222
                                                            -----------

  TEXTILES, APPAREL & LUXURY GOODS 7.1%
  Coach, Inc.*....................................  12,222      555,612
  Jones Apparel Group, Inc. ......................  20,741      517,695
  Liz Claiborne, Inc. ............................  16,260      571,376
  Nike, Inc. -- Class B...........................  11,228      633,821
  Polo Ralph Lauren Corp. ........................   6,297      562,637
  V.F. Corp. .....................................   6,395      548,627
                                                            -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                        3,389,768
                                                            -----------
TOTAL COMMON STOCKS
  (Cost $51,876,474)                                         47,909,066
                                                            -----------


See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

SHORT TERM INVESTMENTS 0.1%
  SSgA Prime Money Market Fund....................  52,839      $52,839
                                                            -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $52,839)                                                 52,839
                                                            -----------
TOTAL INVESTMENTS 100.0%
  (Cost $51,929,313)                                         47,961,905
                                                            -----------
LIABILITIES IN EXCESS OF OTHER ASSETS--0.0%(A)                  (7,036)
                                                            -----------
NET ASSETS--100.0%                                          $47,954,869
-----------------------------------------------------------------------



* Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.



See Notes to Financial Statements.

48



RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF
SCHEDULE OF INVESTMENTS (Unaudited)                                July 31, 2007

--------------------------------------------------------------------------------



                                                                MARKET
                                                    SHARES       VALUE
----------------------------------------------------------------------

COMMON STOCKS 99.6%
  BEVERAGES 20.6%
  Anheuser-Busch Cos., Inc. ......................   3,760    $183,375
  Brown-Forman Corp. -- Class B...................   2,740     182,046
  Coca-Cola Co....................................   3,840     200,102
  Coca-Cola Enterprises, Inc. ....................   8,760     198,502
  Constellation Brands, Inc. -- Class A*..........   8,290     181,800
  Molson Coors Brewing Co. -- Class B.............   2,160     192,110
  Pepsi Bottling Group, Inc. .....................   5,850     195,741
  PepsiCo, Inc. ..................................   2,950     193,579
                                                            ----------
TOTAL BEVERAGES                                              1,527,255
                                                            ----------

  FOOD & STAPLES RETAILING 22.8%
  Costco Wholesale Corp. .........................   3,540     211,692
  CVS Caremark Corp. .............................   5,300     186,507
  Kroger Co. .....................................   6,510     169,000
  Safeway, Inc. ..................................   5,790     184,527
  SUPERVALU, Inc. ................................   4,190     174,597
  Sysco Corp. ....................................   6,060     193,193
  Wal-Mart Stores, Inc. ..........................   4,040     185,638
  Walgreen Co. ...................................   4,490     198,368
  Whole Foods Market, Inc. .......................   5,020     185,941
                                                            ----------
TOTAL FOOD & STAPLES RETAILING                               1,689,463
                                                            ----------

  FOOD PRODUCTS 32.8%
  Archer-Daniels-Midland Co. .....................   5,750     193,200
  Campbell Soup Co. ..............................   5,010     184,518
  ConAgra Foods, Inc. ............................   7,680     194,688
  Dean Foods Co. .................................   6,300     181,251
  General Mills, Inc. ............................   3,330     185,215
  H.J. Heinz Co. .................................   4,180     182,917
  Hershey Co......................................   3,900     179,790
  Kellogg Co. ....................................   3,810     197,396
  Kraft Foods, Inc. -- Class A....................   5,630     184,382
  McCormick & Co, Inc. ...........................   5,260     179,682
  Sara Lee Corp. .................................  11,110     176,094
  Tyson Foods, Inc. -- Class A....................   8,970     191,061
  Wm. Wrigley Jr. Co. ............................   3,530     203,610
                                                            ----------
TOTAL FOOD PRODUCTS                                          2,433,804
                                                            ----------

  HOUSEHOLD PRODUCTS 10.4%
  Clorox Co. .....................................   3,080     186,217
  Colgate-Palmolive Co. ..........................   2,990     197,340
  Kimberly-Clark Corp. ...........................   2,850     191,719
  Procter & Gamble Co. ...........................   3,200     197,952
                                                            ----------
TOTAL HOUSEHOLD PRODUCTS                                       773,228
                                                            ----------

  PERSONAL PRODUCTS 5.1%
  Avon Products, Inc. ............................   5,150     185,451
  Estee Lauder Cos., Inc -- Class A...............   4,290     193,136
                                                            ----------
TOTAL PERSONAL PRODUCTS                                        378,587
                                                            ----------

  TOBACCO 7.9%
  Altria Group, Inc. .............................   2,820     187,445
  Reynolds American, Inc. ........................   3,180     194,521
  UST, Inc. ......................................   3,770     201,884
                                                            ----------
TOTAL TOBACCO                                                  583,850
                                                            ----------
TOTAL COMMON STOCKS
  (Cost $7,205,679)                                          7,386,187
                                                            ----------


See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                MARKET
                                                    SHARES       VALUE
----------------------------------------------------------------------

SHORT TERM INVESTMENTS 0.3%
  SSgA Prime Money Market Fund....................  26,727     $26,727
                                                            ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $26,727)                                                26,727
                                                            ----------
TOTAL INVESTMENTS 99.9%
  (Cost $7,232,406)                                          7,412,914
                                                            ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%                      4,782
                                                            ----------
NET ASSETS--100.0%                                          $7,417,696



--------------------------------------------------------------------------------
* Non-Income Producing Security.



See Notes to Financial Statements.

50



RYDEX S&P EQUAL WEIGHT ENERGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)                                July 31, 2007

--------------------------------------------------------------------------------



                                                                MARKET
                                                    SHARES       VALUE
----------------------------------------------------------------------

COMMON STOCKS 99.9%
  ENERGY EQUIPMENT & SERVICES 39.2%
  Baker Hughes, Inc. .............................   3,360    $265,608
  BJ Services Co. ................................   9,960     260,454
  ENSCO International, Inc. ......................   4,690     286,418
  Halliburton Co. ................................   8,080     291,042
  Nabors Industries Ltd.*.........................   8,420     246,201
  National-Oilwell Varco, Inc.*...................   2,750     330,302
  Noble Corp. ....................................   3,080     315,577
  Rowan Cos., Inc. ...............................   7,230     305,034
  Schlumberger Ltd. ..............................   3,460     327,731
  Smith International, Inc. ......................   4,920     302,137
  Transocean, Inc.*...............................   2,860     307,307
  Weatherford International Ltd.*.................   5,190     287,163
                                                            ----------
TOTAL ENERGY EQUIPMENT & SERVICES                            3,524,974
                                                            ----------

  OIL, GAS & CONSUMABLE FUELS 60.7%
  Anadarko Petroleum Corp. .......................   5,510     277,318
  Apache Corp. ...................................   3,350     270,814
  Chesapeake Energy Corp. ........................   7,940     270,278
  Chevron Corp. ..................................   3,530     300,968
  ConocoPhillips..................................   3,680     297,491
  CONSOL Energy, Inc. ............................   6,090     253,649
  Devon Energy Corp. .............................   3,580     267,104
  El Paso Corp. ..................................  17,220     286,713
  EOG Resources, Inc. ............................   3,670     257,267
  Exxon Mobil Corp. ..............................   3,430     291,996
  Hess Corp. .....................................   4,810     294,372
  Marathon Oil Corp. .............................   4,480     247,296
  Murphy Oil Corp. ...............................   4,880     302,755
  Occidental Petroleum Corp. .....................   4,970     281,898
  Peabody Energy Corp. ...........................   5,560     234,966
  Spectra Energy Corp. ...........................  11,170     284,500
  Sunoco, Inc. ...................................   3,470     231,518
  Valero Energy Corp. ............................   3,830     256,648
  Williams Cos., Inc. ............................   9,260     298,635
  XTO Energy, Inc. ...............................   4,660     254,110
                                                            ----------
TOTAL OIL, GAS & CONSUMABLE FUELS                            5,460,296
                                                            ----------
TOTAL COMMON STOCKS
  (Cost $7,350,364)                                          8,985,270
                                                            ----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Prime Money Market Fund....................   6,733       6,733
                                                            ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $6,733)                                                  6,733
                                                            ----------
TOTAL INVESTMENTS 100.0%
  (Cost $7,357,097)                                          8,992,003
                                                            ----------
LIABILITIES IN EXCESS OF OTHER ASSETS--0.0%(A)                 (1,935)
                                                            ----------
NET ASSETS--100.0%                                          $8,990,068



--------------------------------------------------------------------------------
* Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.



See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)                                July 31, 2007

--------------------------------------------------------------------------------



                                                                MARKET
                                                    SHARES       VALUE
----------------------------------------------------------------------

COMMON STOCKS 99.7%
  CAPITAL MARKETS 18.7%
  American Capital Strategies Ltd. ...............   1,240     $47,083
  Ameriprise Financial, Inc. .....................     871      52,495
  Bank of New York Mellon Corp. ..................   1,261      53,656
  Bear Stearns Cos., Inc. ........................     380      46,064
  Charles Schwab Corp. ...........................   2,622      52,781
  E*Trade Financial Corp.*........................   2,322      43,003
  Federated Investors, Inc. -- Class B............   1,452      52,286
  Franklin Resources, Inc. .......................     430      54,769
  Goldman Sachs Group, Inc. ......................     250      47,085
  Janus Capital Group, Inc. ......................   2,032      61,082
  Legg Mason, Inc. ...............................     571      51,390
  Lehman Brothers Holdings, Inc. .................     721      44,702
  Merrill Lynch & Co., Inc. ......................     631      46,820
  Morgan Stanley..................................     780      49,819
  Northern Trust Corp. ...........................     871      54,403
  State Street Corp. .............................     821      55,032
  T. Rowe Price Group, Inc. ......................   1,081      56,352
                                                            ----------
TOTAL CAPITAL MARKETS                                          868,822
                                                            ----------

  COMMERCIAL BANKS 20.9%
  BB&T Corp. .....................................   1,361      50,929
  Comerica, Inc. .................................     921      48,500
  Commerce Bancorp, Inc. .........................   1,692      56,597
  Compass Bancshares, Inc. .......................     821      56,879
  Fifth Third Bancorp.............................   1,331      49,101
  First Horizon National Corp. ...................   1,471      46,660
  Huntington Bancshares, Inc. ....................   2,600      49,920
  KeyCorp.........................................   1,582      54,880
  M&T Bank Corp. .................................     521      55,377
  Marshall & Ilsley Corp. ........................   1,171      48,257
  National City Corp. ............................   1,682      49,434
  PNC Financial Services Group, Inc. .............     771      51,387
  Regions Financial Corp. ........................   1,662      49,976
  SunTrust Banks, Inc. ...........................     640      50,112
  Synovus Financial Corp. ........................   1,782      49,825
  U.S. Bancorp....................................   1,672      50,076
  Wachovia Corp. .................................   1,061      50,090
  Wells Fargo & Co. ..............................   1,581      53,390
  Zions Bancorp...................................     701      52,259
                                                            ----------
TOTAL COMMERCIAL BANKS                                         973,649
                                                            ----------

  CONSUMER FINANCE 4.2%
  American Express Co. ...........................     901      52,744
  Capital One Financial Corp. ....................     701      49,603
  Discover Financial Services*....................   1,901      43,818
  SLM Corp. ......................................   1,001      49,219
                                                            ----------
TOTAL CONSUMER FINANCE                                         195,384
                                                            ----------

  DIVERSIFIED FINANCIAL SERVICES 6.3%
  Bank of America Corp. ..........................   1,141      54,106
  CIT Group, Inc. ................................     981      40,398
  Citigroup, Inc. ................................   1,061      49,411
  CME Group, Inc. ................................     100      55,250
  JPMorgan Chase & Co. ...........................   1,121      49,335
  Moody's Corp. ..................................     841      45,246
                                                            ----------
TOTAL DIVERSIFIED FINANCIAL SERVICES                           293,746
                                                            ----------

  INSURANCE 26.3%
  ACE Ltd. .......................................     921      53,160
  AFLAC, Inc. ....................................   1,081      56,342
  Allstate Corp...................................     931      49,483
  Ambac Financial Group, Inc. ....................     650      43,648
  American International Group, Inc. .............     791      50,766
  Aon Corp. ......................................   1,342      53,734
  Assurant, Inc. .................................     961      48,742
  Chubb Corp. ....................................   1,051      52,981

See Notes to Financial Statements.

52



RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                MARKET
                                                    SHARES       VALUE
----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  Cincinnati Financial Corp. .....................   1,261     $49,431
  Genworth Financial, Inc. -- Class A.............   1,582      48,283
  Hartford Financial Services Group, Inc. ........     561      51,539
  Lincoln National Corp. .........................     781      47,110
  Loews Corp. ....................................   1,081      51,239
  Marsh & McLennan Cos., Inc. ....................   1,822      50,196
  MBIA, Inc. .....................................     881      49,424
  MetLife, Inc. ..................................     860      51,789
  Principal Financial Group, Inc. ................     951      53,627
  Progressive Corp. ..............................   2,342      49,135
  Prudential Financial, Inc. .....................     561      49,721
  SAFECO Corp. ...................................     911      53,266
  Torchmark Corp. ................................     831      51,140
  Travelers Cos., Inc.............................   1,051      53,370
  Unum Group .....................................   2,172      52,780
  XL Capital Ltd. -- Class A......................     690      53,723
                                                            ----------
TOTAL INSURANCE                                              1,224,629
                                                            ----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 15.1%
  Apartment Investment & Management Co. -- Class
     A............................................   1,111      46,940
  Archstone-Smith Trust...........................     961      55,171
  AvalonBay Communities, Inc. ....................     441      47,615
  Boston Properties, Inc. ........................     521      49,229
  Developers Diversified Realty Corp. ............   1,011      48,528
  Equity Residential Properties Trust.............   1,211      48,210
  General Growth Properties, Inc. ................   1,061      50,907
  Host Hotels & Resorts, Inc. ....................   2,362      49,885
  Kimco Realty Corp. .............................   1,331      49,686
  Plum Creek Timber Co., Inc. ....................   1,371      53,277
  ProLogis........................................     921      52,405
  Public Storage, Inc. ...........................     690      48,362
  Simon Property Group, Inc. .....................     571      49,409
  Vornado Realty Trust............................     491      52,552
                                                            ----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                    702,176
                                                            ----------

  REAL ESTATE MANAGEMENT & DEVELOPMENT 1.1%
  CB Richard Ellis Group, Inc. -- Class A*........   1,472      51,402
                                                            ----------
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT                      51,402
                                                            ----------

  THRIFTS & MORTGAGE FINANCE 7.1%
  Countrywide Financial Corp. ....................   1,511      42,565
  Federal Home Loan Mortgage Corp. ...............     871      49,882
  Federal National Mortgage Association...........     831      49,727
  Hudson City Bancorp, Inc. ......................   4,434      54,183
  MGIC Investment Corp. ..........................     921      35,606
  Sovereign Bancorp, Inc. ........................   2,512      48,080
  Washington Mutual, Inc. ........................   1,321      49,577
                                                            ----------
TOTAL THRIFTS & MORTGAGE FINANCE                               329,620
                                                            ----------
TOTAL COMMON STOCKS
  (Cost $5,027,364)                                          4,639,428
                                                            ----------


See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                MARKET
                                                    SHARES       VALUE
----------------------------------------------------------------------

SHORT TERM INVESTMENTS 0.2%
  SSgA Prime Money Market Fund....................   8,292      $8,292
                                                            ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $8,292)                                                  8,292
                                                            ----------
TOTAL INVESTMENTS 99.9%
  (Cost $5,035,656)                                         $4,647,720
                                                            ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%                     $5,003
                                                            ----------
NET ASSETS--100.0%                                          $4,652,723



--------------------------------------------------------------------------------
* Non-Income Producing Security.



See Notes to Financial Statements.

54



RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                                July 31, 2007

--------------------------------------------------------------------------------



                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS 99.9%
  BIOTECHNOLOGY 9.7%
  Amgen, Inc.*....................................   12,010     $645,417
  Biogen Idec, Inc.*..............................   13,780      779,121
  Celgene Corp.*..................................   11,650      705,524
  Genzyme Corp.*..................................   10,580      667,281
  Gilead Sciences, Inc.*..........................   17,270      642,962
                                                             -----------
TOTAL BIOTECHNOLOGY                                            3,440,305
                                                             -----------

  HEALTH CARE EQUIPMENT & SUPPLIES 22.4%
  Bausch & Lomb, Inc. ............................   10,200      652,086
  Baxter International, Inc. .....................   12,330      648,558
  Becton Dickinson & Co. .........................    9,240      705,566
  Boston Scientific Corp.*........................   42,990      565,319
  C.R. Bard, Inc. ................................    8,300      651,301
  Covidien Ltd.*..................................   14,910      610,564
  Hospira, Inc.*..................................   17,900      692,193
  Medtronic, Inc. ................................   13,560      687,085
  St Jude Medical, Inc.*..........................   16,340      704,908
  Stryker Corp. ..................................   10,750      671,122
  Varian Medical Systems, Inc.*...................   17,280      705,024
  Zimmer Holdings, Inc.*..........................    8,230      639,965
                                                             -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                         7,933,691
                                                             -----------

  HEALTH CARE PROVIDERS & SERVICES 30.4%
  Aetna, Inc. ....................................   13,940      670,096
  AmerisourceBergen Corp. ........................   13,950      657,184
  Cardinal Health, Inc. ..........................   10,040      659,929
  CIGNA Corp......................................   12,970      669,771
  Coventry Health Care, Inc.*.....................   11,660      650,745
  Express Scripts, Inc.*..........................   13,990      701,319
  Humana, Inc.*...................................   11,540      739,599
  Laboratory Corp. of America Holdings*...........    8,900      657,265
  Manor Care, Inc. ...............................   10,780      682,913
  McKesson Corp. .................................   11,540      666,550
  Medco Health Solutions, Inc.*...................    8,820      716,801
  Patterson Cos., Inc.*...........................   19,150      686,910
  Quest Diagnostics, Inc. ........................   13,780      764,377
  Tenet Healthcare Corp.*.........................  105,360      545,765
  UnitedHealth Group, Inc. .......................   13,330      645,572
  WellPoint, Inc.*................................    8,690      652,793
                                                             -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                        10,767,589
                                                             -----------

  HEALTH CARE TECHNOLOGY 1.7%
  IMS Health, Inc. ...............................   21,730      611,265
                                                             -----------
TOTAL HEALTH CARE TECHNOLOGY                                     611,265
                                                             -----------

  LIFE SCIENCES TOOLS & SERVICES 10.2%
  Applera Corp. -- Applied Biosystems Group.......   24,320      759,270
  Millipore Corp.*................................    9,290      730,287
  PerkinElmer, Inc. ..............................   26,200      729,146
  Thermo Electron Corp.*..........................   13,270      692,827
  Waters Corp.*...................................   11,630      677,564
                                                             -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES                           3,589,094
                                                             -----------

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                  MARKET
                                                     SHARES        VALUE
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  PHARMACEUTICALS 25.5%
  Abbott Laboratories.............................   12,950     $656,435
  Allergan, Inc. .................................   11,920      692,910
  Barr Pharmaceuticals, Inc.*.....................   13,380      685,324
  Bristol-Myers Squibb Co. .......................   23,350      663,373
  Eli Lilly & Co. ................................   12,240      662,062
  Forest Laboratories, Inc.*......................   14,710      591,342
  Johnson & Johnson...............................   11,260      681,230
  King Pharmaceuticals, Inc.*.....................   33,130      563,541
  Merck & Co., Inc. ..............................   13,810      685,666
  Mylan Laboratories, Inc. .......................   38,000      609,140
  Pfizer, Inc. ...................................   26,700      627,717
  Schering-Plough Corp. ..........................   22,800      650,712
  Watson Pharmaceuticals, Inc.*...................   22,130      673,195
  Wyeth...........................................   12,180      590,974
                                                             -----------
TOTAL PHARMACEUTICALS                                          9,033,621
                                                             -----------
TOTAL COMMON STOCKS
  (Cost $36,380,339)                                          35,375,565
                                                             -----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Prime Money Market Fund....................   36,390       36,390
                                                             -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $36,390)                                                  36,390
                                                             -----------
TOTAL INVESTMENTS 100.0%
  (Cost $36,416,729)                                          35,411,955
                                                             -----------
LIABILITIES IN EXCESS OF OTHER ASSETS--0.0%(A)                   (1,272)
                                                             -----------
NET ASSETS--100.0%                                           $35,410,683



--------------------------------------------------------------------------------
* Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.



See Notes to Financial Statements.

56



RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)                                July 31, 2007

--------------------------------------------------------------------------------



                                                                MARKET
                                                    SHARES       VALUE
----------------------------------------------------------------------

COMMON STOCKS 99.8%
  AEROSPACE & DEFENSE 21.4%
  Boeing Co. .....................................   1,680    $173,762
  General Dynamics Corp. .........................   2,060     161,834
  Goodrich Corp. .................................   2,840     178,665
  Honeywell International, Inc. ..................   2,840     163,328
  L-3 Communications Holdings, Inc. ..............   1,690     164,876
  Lockheed Martin Corp. ..........................   1,710     168,401
  Northrop Grumman Corp. .........................   2,150     163,615
  Precision Castparts Corp. ......................   1,390     190,514
  Raytheon Co. ...................................   2,940     162,758
  Rockwell Collins, Inc. .........................   2,320     159,384
  United Technologies Corp. ......................   2,320     169,290
                                                            ----------
TOTAL AEROSPACE & DEFENSE                                    1,856,427
                                                            ----------

  AIR FREIGHT & LOGISTICS 5.6%
  C.H. Robinson Worldwide, Inc. ..................   3,050     148,382
  FedEx Corp. ....................................   1,490     165,003
  United Parcel Service, Inc. -- Class B..........   2,250     170,370
                                                            ----------
TOTAL AIR FREIGHT & LOGISTICS                                  483,755
                                                            ----------

  AIRLINES 2.0%
  Southwest Airlines Co. .........................  11,379     178,195
                                                            ----------
TOTAL AIRLINES                                                 178,195
                                                            ----------

  BUILDING PRODUCTS 3.5%
  American Standard Cos., Inc. ...................   2,780     150,259
  Masco Corp. ....................................   5,639     153,437
                                                            ----------
TOTAL BUILDING PRODUCTS                                        303,696
                                                            ----------

  COMMERCIAL SERVICES & SUPPLIES 16.2%
  Allied Waste Industries, Inc.*..................  12,049     155,071
  Avery Dennison Corp. ...........................   2,490     152,737
  Cintas Corp. ...................................   4,150     151,724
  Equifax, Inc. ..................................   3,750     151,725
  Monster Worldwide, Inc.*........................   3,710     144,282
  Pitney Bowes, Inc. .............................   3,620     166,882
  R.R. Donnelley & Sons Co. ......................   3,820     161,433
  Robert Half International, Inc. ................   4,680     159,073
  Waste Management, Inc. .........................   4,230     160,867
                                                            ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                         1,403,794
                                                            ----------

  CONSTRUCTION & ENGINEERING 2.0%
  Fluor Corp. ....................................   1,530     176,730
                                                            ----------
TOTAL CONSTRUCTION & ENGINEERING                               176,730
                                                            ----------

  ELECTRICAL EQUIPMENT 5.6%
  Cooper Industries Ltd., -- Class A..............   2,930     155,056
  Emerson Electric Co. ...........................   3,420     160,979
  Rockwell Automation, Inc. ......................   2,380     166,576
                                                            ----------
TOTAL ELECTRICAL EQUIPMENT                                     482,611
                                                            ----------

  INDUSTRIAL CONGLOMERATES 7.6%
  3M Co. .........................................   1,890     168,059
  General Electric Co. ...........................   4,390     170,156
  Textron, Inc. ..................................   1,510     170,464
  Tyco International Ltd. ........................   3,099     146,552
                                                            ----------
TOTAL INDUSTRIAL CONGLOMERATES                                 655,231
                                                            ----------

  MACHINERY 24.6%
  Caterpillar, Inc. ..............................   2,050     161,540
  Cummins, Inc. ..................................   1,700     201,790
  Danaher Corp. ..................................   2,250     168,030
  Deere & Co. ....................................   1,360     163,771
  Dover Corp. ....................................   3,110     158,610
  Eaton Corp. ....................................   1,760     171,037
  Illinois Tool Works, Inc. ......................   3,020     166,251
  Ingersoll-Rand Co., Ltd. -- Class A.............   3,180     160,018

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                MARKET
                                                    SHARES       VALUE
----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
  ITT Corp. ......................................   2,380    $149,654
  PACCAR, Inc. ...................................   1,840     150,549
  Pall Corp. .....................................   3,540     146,981
  Parker-Hannifin Corp. ..........................   1,660     163,809
  Terex Corp.*....................................   1,950     168,187
                                                            ----------
TOTAL MACHINERY                                              2,130,227
                                                            ----------

  ROAD & RAIL 9.4%
  Burlington Northern Santa Fe Corp. .............   1,850     151,959
  CSX Corp. ......................................   3,660     173,521
  Norfolk Southern Corp. .........................   2,950     158,651
  Ryder System, Inc. .............................   3,150     171,265
  Union Pacific Corp. ............................   1,380     164,413
                                                            ----------
TOTAL ROAD & RAIL                                              819,809
                                                            ----------

  TRADING COMPANIES & DISTRIBUTORS 1.9%
  W.W. Grainger, Inc. ............................   1,850     161,616
                                                            ----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                         161,616
                                                            ----------
TOTAL COMMON STOCKS
  (Cost $7,534,975)                                          8,652,091
                                                            ----------

SHORT TERM INVESTMENTS 0.2%
  SSgA Prime Money Market Fund....................  13,682      13,682
                                                            ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $13,682)                                                13,682
                                                            ----------
TOTAL INVESTMENTS 100.0%
  (Cost $7,548,657)                                          8,665,773
                                                            ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%(A)                     224
                                                            ----------
NET ASSETS--100.0%                                          $8,665,997
----------------------------------------------------------------------



* Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.



See Notes to Financial Statements.

58



RYDEX S&P EQUAL WEIGHT MATERIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)                                July 31, 2007

--------------------------------------------------------------------------------



                                                                MARKET
                                                    SHARES       VALUE
----------------------------------------------------------------------

COMMON STOCKS 99.6%
  CHEMICALS 48.5%
  Air Products & Chemicals, Inc. .................   3,849    $332,438
  Ashland, Inc. ..................................   5,038     307,620
  Dow Chemical Co.................................   6,981     303,534
  Du Pont (E.I.) de Nemours & Co. ................   6,116     285,801
  Eastman Chemical Co. ...........................   4,869     335,085
  Ecolab, Inc. ...................................   7,204     303,360
  Hercules, Inc.*.................................  16,266     337,682
  International Flavors & Fragrances, Inc. .......   6,054     303,366
  Monsanto Co. ...................................   4,814     310,262
  PPG Industries, Inc. ...........................   4,195     319,953
  Praxair, Inc. ..................................   4,384     335,902
  Rohm & Haas Co. ................................   5,793     327,420
  Sigma-Aldrich Corp. ............................   7,368     333,918
                                                            ----------
TOTAL CHEMICALS                                              4,136,341
                                                            ----------

  CONSTRUCTION MATERIALS 2.9%
  Vulcan Materials Co. ...........................   2,610     249,829
                                                            ----------
TOTAL CONSTRUCTION MATERIALS                                   249,829
                                                            ----------

  CONTAINERS & PACKAGING 17.0%
  Ball Corp. .....................................   5,755     295,059
  Bemis Co., Inc. ................................   9,462     278,845
  Pactiv Corp.*...................................   9,726     307,439
  Sealed Air Corp. ...............................  10,038     273,535
  Temple-Inland, Inc. ............................   5,028     292,278
                                                            ----------
TOTAL CONTAINERS & PACKAGING                                 1,447,156
                                                            ----------

  METALS & MINING 21.0%
  Alcoa, Inc. ....................................   7,622     291,160
  Allegheny Technologies, Inc. ...................   2,856     299,680
  Freeport-McMoRan Copper & Gold, Inc. ...........   3,748     352,237
  Newmont Mining Corp. (Holding Co.)..............   7,845     327,529
  Nucor Corp. ....................................   4,991     250,548
  United States Steel Corp. ......................   2,717     267,054
                                                            ----------
TOTAL METALS & MINING                                        1,788,208
                                                            ----------

  PAPER & FOREST PRODUCTS 10.2%
  International Paper Co. ........................   8,308     307,978
  MeadWestvaco Corp. .............................   8,909     289,899
  Weyerhaeuser Co. ...............................   3,834     273,134
                                                            ----------
TOTAL PAPER & FOREST PRODUCTS                                  871,011
                                                            ----------
TOTAL COMMON STOCKS
  (Cost $8,339,144)                                          8,492,545
                                                            ----------

SHORT TERM INVESTMENTS 0.4%
  SSgA Prime Money Market Fund....................  31,395      31,395
                                                            ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $31,395)                                                31,395
                                                            ----------
TOTAL INVESTMENTS 100.0%
  (Cost $8,370,539)                                          8,523,940
                                                            ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%(A)                   1,499
                                                            ----------
NET ASSETS--100.0%                                          $8,525,439
----------------------------------------------------------------------



* Non-Income Producing Security.
(a) Amount represents less than 0.05% of net assets.



See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)                                July 31, 2007

--------------------------------------------------------------------------------



                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

COMMON STOCKS 100.0%
  COMMUNICATIONS EQUIPMENT 12.8%
  Avaya, Inc.*....................................  10,581     $175,010
  Ciena Corp.*....................................   5,270      192,513
  Cisco Systems, Inc.*............................   6,730      194,564
  Corning, Inc.*..................................   6,870      163,781
  JDS Uniphase Corp.*.............................  13,161      188,597
  Juniper Networks, Inc.*.........................   7,160      214,514
  Motorola, Inc. .................................   9,921      168,558
  QUALCOMM, Inc. .................................   4,250      177,012
  Tellabs, Inc.*..................................  16,771      190,351
                                                            -----------
TOTAL COMMUNICATIONS EQUIPMENT                                1,664,900
                                                            -----------

  COMPUTERS & PERIPHERALS 15.2%
  Apple, Inc.*....................................   1,510      198,958
  Dell, Inc.*.....................................   6,510      182,085
  EMC Corp.*......................................  10,511      194,559
  Hewlett-Packard Co. ............................   3,960      182,279
  International Business Machines Corp. ..........   1,750      193,637
  Lexmark International, Inc. -- Class A*.........   3,550      140,367
  NCR Corp.*......................................   3,430      179,115
  Network Appliance, Inc.*........................   5,760      163,238
  QLogic Corp.*...................................  10,641      141,419
  SanDisk Corp.*..................................   4,010      215,056
  Sun Microsystems, Inc.*.........................  35,792      182,539
                                                            -----------
TOTAL COMPUTERS & PERIPHERALS                                 1,973,252
                                                            -----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 8.3%
  Agilent Technologies, Inc.*.....................   4,660      177,779
  Jabil Circuit, Inc. ............................   8,950      201,644
  Molex, Inc. ....................................   5,780      163,805
  Solectron Corp.*................................  47,843      179,890
  Tektronix, Inc. ................................   5,700      187,245
  Tyco Electronics Ltd.*..........................   4,520      161,906
                                                            -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                      1,072,269
                                                            -----------

  INTERNET SOFTWARE & SERVICES 6.3%
  Akamai Technologies, Inc.*......................   3,570      121,237
  eBay, Inc.*.....................................   5,680      184,032
  Google, Inc. -- Class A*........................     360      183,600
  VeriSign, Inc.*.................................   6,130      182,000
  Yahoo!, Inc.*...................................   6,630      154,147
                                                            -----------
TOTAL INTERNET SOFTWARE & SERVICES                              825,016
                                                            -----------

  IT SERVICES 15.6%
  Affiliated Computer Services, Inc. -- Class A*..   3,070      164,736
  Automatic Data Processing, Inc. ................   3,680      170,826
  Cognizant Technology Solutions Corp. -- Class
     A*...........................................   2,280      184,634
  Computer Sciences Corp.*........................   3,290      183,187
  Convergys Corp.*................................   7,320      139,446
  Electronic Data Systems Corp. ..................   6,500      175,435
  Fidelity National Information Services, Inc. ...   3,340      165,764
  First Data Corp. ...............................   5,520      175,481
  Fiserv, Inc.*...................................   3,100      153,202
  Paychex, Inc. ..................................   4,500      186,210
  Unisys Corp.*...................................  22,061      178,473
  Western Union Co................................   7,830      156,209
                                                            -----------
TOTAL IT SERVICES                                             2,033,603
                                                            -----------

  OFFICE ELECTRONICS 1.3%
  Xerox Corp.*....................................   9,581      167,284
                                                            -----------
TOTAL OFFICE ELECTRONICS                                        167,284
                                                            -----------

See Notes to Financial Statements.

60



RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 24.8%
  Advanced Micro Devices, Inc.*...................  13,311     $180,231
  Altera Corp. ...................................   7,980      185,136
  Analog Devices, Inc. ...........................   4,820      170,869
  Applied Materials, Inc. ........................   9,180      202,327
  Broadcom Corp. -- Class A*......................   5,860      192,266
  Intel Corp. ....................................   7,580      179,040
  KLA-Tencor Corp. ...............................   3,250      184,567
  Linear Technology Corp. ........................   4,980      177,537
  LSI Logic Corp.*................................  21,981      158,263
  Maxim Integrated Products, Inc. ................   5,570      176,569
  MEMC Electronic Materials, Inc.*................   3,060      187,639
  Micron Technology, Inc.*........................  14,541      172,602
  National Semiconductor Corp. ...................   6,340      164,777
  Novellus Systems, Inc.*.........................   5,980      170,550
  NVIDIA Corp.*...................................   4,650      212,784
  Teradyne, Inc.*.................................  10,481      164,447
  Texas Instruments, Inc. ........................   4,940      173,839
  Xilinx, Inc. ...................................   6,580      164,500
                                                            -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                3,217,943
                                                            -----------

  SOFTWARE 15.7%
  Adobe Systems, Inc.*............................   4,240      170,830
  Autodesk, Inc.*.................................   4,030      170,751
  BMC Software, Inc.*.............................   5,630      161,694
  CA, Inc. .......................................   7,050      176,814
  Citrix Systems, Inc.*...........................   5,290      191,339
  Compuware Corp.*................................  15,361      143,318
  Electronic Arts, Inc.*..........................   3,680      178,995
  Intuit, Inc.*...................................   6,120      175,277
  Microsoft Corp. ................................   5,930      171,911
  Novell, Inc.*...................................  22,871      153,464
  Oracle Corp.*...................................   9,160      175,139
  Symantec Corp.*.................................   9,210      176,832
                                                            -----------
TOTAL SOFTWARE                                                2,046,364
                                                            -----------
TOTAL COMMON STOCKS
  (Cost $12,325,513)                                         13,000,631
                                                            -----------

SHORT TERM INVESTMENTS 0.0%(A)
  SSgA Prime Money Market Fund....................   5,635        5,635
                                                            -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $5,635)                                                   5,635
                                                            -----------
TOTAL INVESTMENTS 100.0%
  (Cost $12,331,148)                                         13,006,266
                                                            -----------
LIABILITIES IN EXCESS OF OTHER ASSETS--0.0%(A)                  (4,035)
                                                            -----------
NET ASSETS--100.0%                                          $13,002,231



--------------------------------------------------------------------------------
* Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.



See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT UTILITIES ETF
SCHEDULE OF INVESTMENTS (Unaudited)                                July 31, 2007

--------------------------------------------------------------------------------



                                                                MARKET
                                                    SHARES       VALUE
----------------------------------------------------------------------

COMMON STOCKS 99.4%
  DIVERSIFIED TELECOMMUNICATION SERVICES 17.2%
  AT&T, Inc. .....................................   5,580    $218,513
  CenturyTel, Inc. ...............................   4,610     211,461
  Citizens Communications Co. ....................  15,020     216,738
  Embarq Corp. ...................................   3,600     222,444
  Qwest Communications International, Inc.*.......  23,630     201,564
  Verizon Communications, Inc. ...................   5,250     223,755
  Windstream Corp. ...............................  15,450     212,592
                                                            ----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                 1,507,067
                                                            ----------

  ELECTRIC UTILITIES 31.6%
  Allegheny Energy, Inc.*.........................   4,330     226,156
  American Electric Power Co., Inc. ..............   4,950     215,276
  Duke Energy Corp. ..............................  12,079     205,705
  Edison International............................   4,070     215,262
  Entergy Corp. ..................................   2,040     203,918
  Exelon Corp. ...................................   3,070     215,361
  FirstEnergy Corp. ..............................   3,430     208,373
  FPL Group, Inc. ................................   3,730     215,333
  Integrys Energy Group, Inc. ....................   4,270     211,322
  Pinnacle West Capital Corp. ....................   5,159     193,359
  PPL Corp. ......................................   4,930     232,400
  Progress Energy, Inc. ..........................   4,790     209,132
  Southern Co. ...................................   6,400     215,296
                                                            ----------
TOTAL ELECTRIC UTILITIES                                     2,766,893
                                                            ----------

  GAS UTILITIES 4.7%
  Nicor, Inc. ....................................   5,050     199,020
  Questar Corp. ..................................   4,120     212,139
                                                            ----------
TOTAL GAS UTILITIES                                            411,159
                                                            ----------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 9.6%
  AES Corp.*......................................  10,300     202,395
  Constellation Energy Group, Inc. ...............   2,520     211,176
  Dynegy, Inc.*...................................  23,710     211,256
  TXU Corp. ......................................   3,350     218,588
                                                            ----------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS             843,415
                                                            ----------

  MULTI-UTILITIES 31.4%
  Ameren Corp. ...................................   4,490     215,430
  CenterPoint Energy, Inc. .......................  12,640     208,307
  CMS Energy Corp. ...............................  12,820     207,171
  Consolidated Edison, Inc. ......................   4,830     210,974
  Dominion Resources, Inc. .......................   2,650     223,183
  DTE Energy Co. .................................   4,430     205,463
  KeySpan Corp. ..................................   5,450     226,448
  NiSource, Inc. .................................  10,629     202,695
  PG&E Corp. .....................................   4,860     208,057
  Public Service Enterprise Group, Inc. ..........   2,570     221,406
  Sempra Energy...................................   3,810     200,863
  TECO Energy, Inc. ..............................  13,310     214,823
  Xcel Energy, Inc. ..............................  10,389     210,897
                                                            ----------
TOTAL MULTI-UTILITIES                                        2,755,717
                                                            ----------

  WIRELESS TELECOMMUNICATION SERVICES 4.9%
  ALLTEL Corp. ...................................   3,360     221,592
  Sprint Nextel Corp. ............................  10,210     209,611
                                                            ----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                      431,203
                                                            ----------
TOTAL COMMON STOCKS
  (Cost $8,415,309)                                          8,715,454
                                                            ----------


See Notes to Financial Statements.

62



RYDEX S&P EQUAL WEIGHT UTILITIES ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                    July 31, 2007

--------------------------------------------------------------------------------

                                                                MARKET
                                                    SHARES       VALUE
----------------------------------------------------------------------

SHORT TERM INVESTMENTS 0.4%
  SSgA Prime Money Market Fund....................  33,645     $33,645
                                                            ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $33,645)                                                33,645
                                                            ----------
TOTAL INVESTMENTS 99.8%
  (Cost $8,448,954)                                          8,749,099
                                                            ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.2%                     13,336
                                                            ----------
NET ASSETS--100.0%                                          $8,762,435



--------------------------------------------------------------------------------
* Non-Income Producing Security.



See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)                          July 31, 2007

--------------------------------------------------------------------------------

SECURITY VALUATION

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, are valued at the most recent bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. The Funds invest in money market mutual funds, which are valued at NAV.

Securities, for which market quotations are not readily available, including investments that are subject to limitations as to their sale, are valued at fair value as determined in good faith by the Advisor in accordance with the procedures adopted by the Board of Trustees. In determining fair value, consideration is given to market conditions, relative benchmarks and other financial data.

On September 15, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standard No. 157 Fair Value Measurement ("FAS 157") which provided enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. The standard is not expected to materially impact the Funds' financial statements.

64





NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

--------------------------------------------------------------------------------

FEDERAL INCOME TAX COST

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at July 31, 2007 were as follows:

                                                  GROSS         GROSS  NET UNREALIZED
                               IDENTIFIED    UNREALIZED    UNREALIZED    APPRECIATION
                                     COST  APPRECIATION  DEPRECIATION  (DEPRECIATION)
                           --------------  ------------  ------------  --------------

Rydex S&P Equal Weight
  ETF....................  $2,272,481,671  $206,367,374  $111,465,901    $94,901,473
Rydex Russell Top 50
  ETF....................     588,792,569    32,561,581    18,302,255     14,259,326
Rydex S&P 500 Pure Value
  ETF....................      45,392,593     2,788,933     2,054,743        734,190
Rydex S&P 500 Pure
  Growth ETF.............      56,632,414     3,627,653     2,974,910        652,743
Rydex S&P MidCap 400 Pure
  Value ETF..............      24,150,711       680,684     2,202,705     (1,522,021)
Rydex S&P MidCap 400 Pure
  Growth ETF.............      13,829,757     1,330,460     1,405,087        (74,627)
Rydex S&P SmallCap 600
  Pure Value ETF.........      27,281,039     1,396,133     2,758,543     (1,362,410)
Rydex S&P SmallCap 600
  Pure Growth ETF........      10,223,506     1,135,224       880,955        254,269
Rydex S&P Equal Weight
  Consumer Discretionary
  ETF....................      51,929,313     1,361,193     5,328,601     (3,967,408)
Rydex S&P Equal Weight
  Consumer Staples ETF...       7,232,406       412,007       231,499        180,508
Rydex S&P Equal Weight
  Energy ETF.............       7,357,097     1,699,059        64,153      1,634,906
Rydex S&P Equal Weight
  Financials ETF.........       5,035,656       129,370       517,306       (387,936)
Rydex S&P Equal Weight
  Health Care ETF........      36,416,729       761,054     1,765,828     (1,004,774)
Rydex S&P Equal Weight
  Industrials ETF........       7,548,657     1,177,547        60,431      1,117,116
Rydex S&P Equal Weight
  Materials ETF..........       8,370,539       400,006       246,605        153,401
Rydex S&P Equal Weight
  Technology ETF.........      12,331,148     1,175,515       500,397        675,118
Rydex S&P Equal Weight
  Utilities ETF..........       8,448,954       625,081       324,936        300,145


Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available without charge and upon request, by calling (800) 820-0888; as well as on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The President and Treasurer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex ETF Trust
             -------------------------------------------------------------------

By:  /s/ Carl Verboncoeur
     ---------------------------------------------------------------------------
         Carl Verboncoeur
         President


Date: 9/20/07

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Carl Verboncoeur
     ---------------------------------------------------------------------------
         Carl Verboncoeur
         President

Date:  9/20/07
      --------------------------------------------------------------------------

By:  /s/ Nick Bonos
     ---------------------------------------------------------------------------
         Nick Bonos
         Treasurer

Date:  9/20/07
      --------------------------------------------------------------------------